As filed with the Securities and Exchange Commission on August 27, 2008

Registration No. 333-152891

Investment Company Act File No. 811-01355

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☒  Pre-Effective Amendment No. 1 ☐  Post-Effective Amendment No.

(Check appropriate box or boxes)

THE ALGER FUNDS

(Exact Name of Registrant as Specified in Charter)

(212) 806-8800

(Area Code and Telephone Number)

111 Fifth Avenue, New York, New York 10003

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Hal Liebes, Esq.
Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003
(Name and Address of Agent for Service)

copy to:

GARY L. GRANIK, ESQ.
STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective on September 8, 2008 pursuant to Rule 488.

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

THE ALGER FUNDS

Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.		PROSPECTUS/PROXY STATEMENT CAPTION

PART A

Item 1.	Beginning of Registration Statement and Outside	Cover Page
Front Cover Page of Prospectus

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary; Comparison of the Fund and the Acquiring Fund

Item 4.	Information About the Transaction

Notice to Shareholders; Notice of Special Meeting of Shareholders; Questions and Answers; Summary; Comparison of the Fund and the Acquiring Fund; Shareholder Rights; Reasons for the Reorganization; Information About the Reorganization

Item 5.	Information About the Registrant

Notice to Shareholders; Summary; Comparison of the Fund and the Acquiring Fund; Comparison of Closed-End Funds and Open-End Funds; Reasons for the Reorganization; Information About the Reorganization; Additional Information about the Funds

Item 6.	Information About the Fund Being Acquired

Notice to Shareholders; Questions and Answers; Summary; Comparison of the Fund and the Acquiring Fund; Comparison of Closed-End Funds and Open-End Funds Reasons for the Reorganization; Information About the Reorganization; Additional Information about the Funds

Item 7.	Voting Information	Notice to Shareholders; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

STATEMENT OF ADDITIONAL INFORMATION CAPTION

PART B

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of the Registrant dated March 1, 2008(1)

Item 13.	Additional Information About the Fund Being Acquired	Not Applicable

Item 14.	Financial Statements	Annual Report of The Alger Funds, dated October 31, 2007(2); Semi-Annual Report of The Alger Funds, dated April 30, 2008(3)

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

(1)	Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A, filed February 20, 2008 (File No. 33-4959).

(2)	Incorporated herein by reference to the Annual Report of The Alger Funds, filed December 20, 2007 (File Nos. 033-04959; 811-01355).

(3)	Incorporated herein by reference to the Semi-Annual Report of The Alger Funds, filed July 3, 2008 (File Nos. 033-04959; 811-01355).

CASTLE CONVERTIBLE FUND, INC.

c/o Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

Dear Shareholder:

As a shareholder of Castle Convertible Fund, Inc. (the “Fund”) you are being asked to vote on an Agreement and Plan of Reorganization (i) to allow the Fund to transfer all of its assets in a tax-free reorganization to Alger Convertible Fund (the “Acquiring Fund”), a series of The Alger Funds, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, and (ii) to dissolve the Fund.  Following the approval and consummation of the Agreement and Plan of Reorganization, the Fund will be dissolved and you will no longer be a shareholder of the Fund, but you will become a shareholder of the Acquiring Fund.

The Fund is a closed-end registered investment company that commenced investment operations in 1971.  The Acquiring Fund is an open-end registered investment company that has an identical investment objective and similar investment strategies and management policies to those of the Fund.  The Acquiring Fund was established solely for the purpose of effecting the Fund’s reorganization, and will carry on the business of the Fund and inherit its performance and financial records.  Fred Alger Management, Inc., the Fund’s and Acquiring Fund’s investment adviser, and the Board of Directors of the Fund, have determined that the proposed reorganization (including the dissolution of the Fund) is in the best interests of the Fund and its shareholders as it would accomplish the goal of allowing all shareholders an opportunity to obtain net asset value for their shares at a time generally of their choosing, in a manner that is consistent with the interests of all shareholders of the Fund.

You are also being asked to elect seven Directors to the Board of Directors of the Fund.

After careful review, the Fund’s Board of Directors has unanimously approved the proposed reorganization.  The Directors believe that the proposal set forth in the notice of meeting for the Fund is important and recommend that you read the enclosed materials carefully and then vote FOR the proposal and director election.

Your vote is extremely important, no matter how large or small your Fund holdings.

To vote, you may use any of the following methods:

•      By Mail.  Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•      By Internet.  Have your proxy card available.  Go to the website listed on the proxy card.  Enter your control number from your proxy card.  Follow the instructions on the website.

•      By Telephone.  Have your proxy card available.  Call the toll-free number listed on the proxy card.  Enter your control number from your proxy card.  Follow the recorded instructions.

•      In Person.  Any shareholder who attends the meeting in person may vote by ballot at the meeting.

Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote.  If you have any questions about the proposal to be voted on, please call  D.F. King & Co., Inc. at 1-800-735-3107.

Sincerely,

/s/ Daniel C. Chung
Daniel C. Chung
President
Castle Convertible Fund, Inc.

September 12, 2008

Transfer of the Assets of

CASTLE CONVERTIBLE FUND, INC.

To and in Exchange for Shares of

THE ALGER FUNDS
Alger Convertible Fund

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision.  However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

Q.                                   Why is a Shareholder Meeting Being Held?

A.                                   The Board of Directors of Castle Convertible Fund, Inc. (the “Fund”) has approved a reorganization, subject to shareholder approval, under which the Fund would be reorganized as Alger Convertible Fund (the “Acquiring Fund”), which has an identical investment objective and similar investment strategies to those of the Fund and to elect directors.

Q.                                   What Will Happen to my Fund Investment if the Proposed Reorganization is Approved?

A.                                   If shareholders of the Fund approve the reorganization, you would become a shareholder of the Acquiring Fund, a series of The Alger Funds, an open-end investment company managed by Fred Alger Management, Inc. (“Alger Management”), on or about October 24, 2008 (the “Closing Date”), and will no longer be a shareholder of the Fund.  The Fund will then cease operations and terminate its corporate existence.  You will receive Class A shares of the Acquiring Fund with a value equal to the net asset value (not the market value) of the Fund’s common stock as of the Closing Date.  Your shares of stock of the Fund will be cancelled, and the Fund will be dissolved.  If you currently hold certificates representing your shares of the Fund, it is not necessary to surrender such certificates.

Q.                                   What are the Benefits of the Proposed Reorganization for Me?

A.                                   The Fund’s Board of Directors believes that the reorganization will permit the Fund’s shareholders to pursue the same investment goals in a different fund that also is managed by Alger Management.  The reorganization of the Fund, a closed-end fund, into the Acquiring Fund, an open-end fund, will offer potential benefits to shareholders of the Fund, including allowing all Fund shareholders an opportunity to obtain net asset value for their shares at a time generally of their choosing, in a manner that is consistent with the interests of all shareholders of the Fund.  The reorganization will have the effect of eliminating the discount from net asset value at which the shares you hold hve historically traded in the open market.  Other potential benefits are described in this Prospectus/Proxy Statement.

Q.                                   What is the Difference between a Closed-End and an Open-End Fund?

A.                                   Closed-end funds, like the Fund, generally do not redeem their outstanding shares or engage in the continuous sale of new shares, and their shares are typically traded on a securities exchange. Thus, persons wishing to buy or sell closed-end fund shares generally must do so through a broker-dealer and pay or receive the market price per share (plus or minus any applicable

i

                                                commissions).  The market price may be more (a premium) or less (a discount) than the net asset value per share of the closed-end fund.

                                                Open-end funds, like the Acquiring Fund, issue shares that generally can be redeemed or sold back to the fund at the fund’s net asset value per share (less any applicable redemption fee). In addition, whereas closed-end funds may invest without limitation in illiquid securities, open-end funds may not invest more than 15% of their net assets in illiquid securities. Moreover, open-end funds issue new shares at the fund’s offering price, which is net asset value per share plus any applicable sales charge, instead of market price which may be more or less than a fund’s net asset value.

Q.                                   Do the Funds have Similar Investment Goals and Strategies?

A.                                   Yes.  The Fund and Acquiring Fund have identical investment objectives and similar investment strategies.  Each fund seeks to obtain current income and possible long-term capital appreciation and, under normal circumstances, invests at least 80% of the value of its net assets, including any borrowings for investment purposes, exclusive of cash, cash equivalents and governmental securities, in debt or preferred securities which are convertible and otherwise carry the right to obtain the common stock of the company issuing such debt or preferred securities.  Unlike the Acquiring Fund, the Fund’s investment objective and principal investment strategy are fundamental policies that may not be changed without shareholder approval.  In addition, unlike the Acquiring Fund, the Fund, except for temporary defensive purposes, will not invest less than 65% of its assets in convertible securities.  For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

Q.                                   What are the Tax Consequences of the Proposed Reorganization?

A.                                   The reorganization will not be a taxable event for federal income tax purposes.  Shareholders will not recognize any capital gain or loss as a direct result of the reorganization.  A shareholder’s tax basis in Fund shares will carry over to the shareholder’s Acquiring Fund shares.  The Fund will distribute any significant undistributed net investment income and net realized capital gains prior to the reorganization, which distributions will be taxable to shareholders.

Q.                                   Will I enjoy the Same Privileges as a Shareholder of the Acquiring Fund that I currently have as a Shareholder of the Fund?

A.                                   If shareholders of the Fund approve the reorganization, you will receive Class A shares of the Acquiring Fund.  As a shareholder of the Acquiring Fund, which is an open-end fund, you will enjoy more privileges than as a shareholder of the Fund.  Most importantly, you will be able to redeem your Class A shares of the Acquiring Fund for cash at net asset value.  If you redeem shares of the Acquiring Fund, by sale or exchange, within thirty days of purchase or receipt in the Reorganization, the Acquiring Fund will assess a 2% redemption fee For additional information regarding the Acquiring Fund’s shareholder privileges, please refer to the enclosed Prospectus/Proxy Statement.  Your shares of common stock of the Fund will be cancelled, and the Fund will be dissolved.

Q.                                   Will the Proposed Reorganization Result in a Higher Advisory Fee or Higher Total Fees?

A.                                   No.  You will pay the same advisory fees to Alger Management as a shareholder of the Acquiring Fund as you currently pay as a shareholder of the Fund.  Although the Acquiring Fund, as an open-end fund, is subject to different administrative, custody and transfer agent fees than the Fund, Alger Management has contractually undertaken to limit the Acquiring Fund’s total

ii

                                                expenses to 1.24%, which was the Fund’s expense ratio as of April 30, 2008, for a period of [two years] after the Closing Date.

Q.                                   Who Will Pay the Expenses of the Proposed Reorganization?

A.                                   Alger Management, and not the funds, will bear the expenses in connection with the proxy solicitation and the proposed reorganization.

Q.                                   How Does the Board of Directors of the Fund Recommend I Vote?

A.                                   The Board of Directors believes that the reorganization is in the best interests of the Fund and its shareholders.  Therefore, the Directors recommend that you vote FOR the reorganization and director election.

Q.                                   How Can I Vote My Shares?

A.                                   You can vote in any one of the following ways:

•                  By mail, with the enclosed proxy card and postage-paid envelope;

•                  By telephone, with a toll-free call to the number listed on your proxy card;

•                  Through the Internet, at the website address listed on your proxy card; or

•                  In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card.  Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.  Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.  Thank you in advance for your vote.

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CASTLE CONVERTIBLE FUND, INC.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders:

A Special Meeting of Shareholders of Castle Convertible Fund, Inc. (the “Fund”) will be held at the offices of Fred Alger Management, Inc., 111 Fifth Avenue, 3rd Floor, New York, New York 10003, on Wednesday, October 22, 2008 at 1:00 p.m. (Eastern time), for the following purposes:

1.               To approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Fund to Alger Convertible Fund (the “Acquiring Fund”), in exchange for the Acquiring Fund’s Class A shares, having an aggregate net asset value equal to the value of the Fund’s assets, and the assumption by the Acquiring Fund of the Fund’s stated liabilities, and (ii) the dissolution of the Fund (the “Reorganization”).  Class A shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations and terminate its corporate existence;

2.               To elect seven Directors to the Board of Directors of the Fund; and

3.               To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

Shareholders of record at the close of business on September 2, 2008 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors

/s/ Hal Liebes
Hal Liebes
Secretary

New York, New York
September 12, 2008

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL.  BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED.  IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM.  CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE YOUR FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY.  YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

CASTLE CONVERTIBLE FUND, INC.

(the “Fund”)

To and in Exchange for Class A Shares of

THE ALGER FUNDS

Alger Convertible Fund
(the “Acquiring Fund”)

PROSPECTUS/PROXY STATEMENT

September 12, 2008

Special Meeting of Shareholders
To Be Held on Wednesday, October 22, 2008

This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of the Fund to be used at a Special Meeting of Shareholders (the “Meeting”) of the Fund to be held on Wednesday, October 22, 2008, at 1:00 p.m., at the offices of Fred Alger Management, Inc. (“Alger Management”), 111 Fifth Avenue, 3rd Floor, New York, New York 10003, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders.  Shareholders of record at the close of business on September 2, 2008 are entitled to receive notice of and to vote at the Meeting.

It is proposed that (i) the Fund transfer all of its assets to the Acquiring Fund, in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, all as more fully described in this Prospectus/Proxy Statement, and (ii) the Fund be dissolved (the “Reorganization”).  Upon consummation of the Reorganization, Class A shares of the Acquiring Fund received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund’s Class A shares (or fractions thereof) for shares of the Fund’s common stock held prior to the Reorganization.  It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder’s common stock as of the date of the Reorganization.

It is also proposed that shareholders of the Fund vote on the election of seven Directors to the Board of Directors of the Fund.  The Board of Directors of the Fund approved the nomination of the persons set forth in this Prospectus/Proxy Statement for election as Directors of the Fund.

Shares of the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund’s shares or passed upon the adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

A Statement of Additional Information (“SAI”) dated September 12, 2008, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the “Commission”) and is incorporated by reference in its entirety.  The Commission maintains a website (http://www.sec.gov) that contains the SAI, other material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the funds.  A copy of the SAI is available without charge by calling (800) 992-3863, or writing to the Acquiring Fund c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480, or at the Acquiring Fund’s website at http://www.alger.com.

The funds are registered management investment companies advised by Alger Management.  The Fund is a closed-end investment company (a “closed-end fund”) and the Acquiring Fund is an open-end investment company (an “open-end fund”).  The Acquiring Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization.  The Acquiring Fund has an identical investment objective and similar investment strategies and management policies to the Fund.  The Acquiring Fund also has the same portfolio manager as the Fund.  Additionally, the investment practices and limitations of the Acquiring Fund (and the related risks) will be similar to those of the Fund.  The substantive similarities and differences between the Fund and the Acquiring Fund are set forth in this Prospectus/Proxy Statement.

The Acquiring Fund’s Prospectus dated September 8, 2008, accompanies this Prospectus/Proxy Statement and is incorporated into this Prospectus/Proxy Statement by reference.  For a free copy of the Fund’s Annual Report for the fiscal year ended October 31, 2007 or its Semi-Annual Report for the six-month period ended April 30, 2008, please call your financial adviser, or call (800) 992-3863, visit the Fund’s website at http://www.alger.com or write to the Fund c/o Computershare Financial Services, Attn: Castle Convertible Fund, Inc., P.O. Box 43010, Providence, Rhode Island 02940-3010.

Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held.  Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon.  If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting.  Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given.  If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

As of September 2, 2008, there were 2,236,000 shares of the Fund’s common stock that were issued and outstanding:

Proxy materials will be mailed to shareholders of record on or about September 12, 2008.

TABLE OF CONTENTS

Proposal 1: Approval of an Agreement and Plan of Reorganization Providing for the Transfer of All of the Assets of the Fund to the Acquiring Fund	4

Summary	4

Comparision of the Fund and the Acquiring Fund	5

Capitalization of the Fund and the Acquiring Fund	13

Comparison of Distribution Arrangements and Shareholder Services	14

Comparison of Closed-End Funds and Open-End Funds	17

Shareholder Rights	18

Reasons for the Reorganization	23

Information about the Reorganization	25

Proposal 2: To Elect Seven Directors	27

Additional Information about the Funds	35

Voting Information	35

Financial Statements and Experts	36

Other Matters	36

Notice to Banks, Broker/Dealers and Voting Trustees and their Nominees	37

Appendix A—Agreement and Plan of Reorganization	A-1

Appendix B—Fundamental Investment Restrictions	B-1

Appendix C—Audit Committee Report	C-1

Appendix D—Legal Proceedings	D-1

PROPOSAL 1: APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE ACQUIRING FUND

SUMMARY

This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund’s Prospectus, the Fund’s Prospectus and the Agreement and Plan of Reorganization, which is attached to this Prospectus/Proxy Statement as Appendix A.

Proposed Transaction

The Fund’s Board of Directors, including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Directors”) of the Fund or Acquiring Fund, has unanimously approved an Agreement and Plan of Reorganization for the Fund (the “Plan”).  The Plan provides that, subject to the requisite approval of the Fund’s shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets, and the Acquiring Fund will assume the Fund’s stated liabilities.  The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund’s Class A shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Fund shares as of the date of the Reorganization.  The Plan of Reorganization also provides that, following such distribution, the Fund will cease operations and be dissolved.

The Fund will suspend trading of its shares on the American Stock Exchange after the close of business on October 21, 2008 in order to effectuate the Reorganization.

As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

The Fund’s Board of Directors, including the Independent Directors, has unanimously concluded that the Reorganization (including the dissolution of the Fund) is in the best interests of the Fund and its shareholders and the interests of the Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby.  See “Reasons for the Reorganization.”

Tax Consequences.  As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders or the Acquiring Fund as a result of the Reorganization.  Tax attributes of the Fund will carry over to the Acquiring Fund.  See “Information about the Reorganization—Federal Income Tax Consequences.”

COMPARISON OF THE FUND AND THE ACQUIRING FUND

The following discussion is primarily a summary of certain parts of the Fund’s Prospectus and the Acquiring Fund’s Prospectus.  Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

Investment Objectives and Investment Strategies of the Funds

The Fund and Acquiring Fund have identical investment objectives.  The Acquiring Fund, like the Fund, seeks current income and possible long-term capital appreciation.  The investment goal, primary approach and related risks of the funds are discussed below.  The Fund’s investment objective is a fundamental policy, which may not be changed without approval of a majority of the outstanding voting securities (as defined in the 1940 Act), which means the lesser of 67% of the shares represented at a meeting at which more than 50% of the outstanding shares were represented or (ii) more than 50% of the outstanding shares (a “1940 Act Vote”).  Unlike the Fund, the Acquiring Fund’s investment objective is a non-fundamental policy, which may be changed by the Board of Trustees of The Alger Funds (the “Trust”), without shareholder approval.  There is no guarantee that a fund’s investment objective will be achieved.

Principal Investment Strategy.  Under normal circumstances, each fund invests at least 80% of the value of its net assets, including any borrowings for investment purposes, exclusive of cash, cash equivalents and governmental securities, in debt or preferred securities which are convertible and otherwise carry the right to obtain the common stock of the company issuing such debt or preferred securities.  Unlike the Acquiring Fund, the Fund’s principal investment strategy is a fundamental policy that may not be changed without a 1940 Act Vote.  Each fund reserves the right to retain, on a temporary or interim basis, the common stock or other securities or assets obtained upon conversion of the convertible securities acquired by the fund without regard to the 80% test.

Unlike the Acquiring Fund, the Fund, except for temporary defensive purposes, will not invest less than 65% of its assets in convertible securities.  The Fund adopted this policy when it commenced investment operations in 1971.  With the adoption of Rule 35d-1 under the 1940 Act, it is no longer necessary for a fund to adopt an investment policy with respect to 65% of its assets.  As such, the Acquiring Fund only has an 80% test, as required by Rule 35d-1.  In accordance with Rule 35d-1, the Acquiring Fund will provide shareholders with at least 60 days’ prior notice of any change with respect to this policy.

 The Acquiring Fund invests primarily in debt or preferred convertible securities which are listed on U.S. exchanges or in the over-the-counter market.

The Acquiring Fund’s portfolio manager may sell a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. As a result of this investment process, the Acquiring Fund may engage in active trading of portfolio securities. If the Acquiring Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

The Acquiring Fund can leverage, that is, borrow money to buy additional securities.  By borrowing money, the Acquiring Fund has the potential to increase its returns if the return on the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.Each fund invests in convertible debt securities and preferred stocks, which are generally income-producing securities with a fixed annual return.  The convertible feature of these types of securities offers the potential for an increase in the market value of such convertible securities particularly as the market value of the common stock into which such securities are convertible approaches or exceeds the conversion price.  Generally, the market value of convertible securities will be a function of their yield, the relation of the conversion price to the market value of the underlying common stock and the investment risk inherent in such convertible security.

At times when the market value of the underlying security equals or exceeds the conversion price, the market value of convertible securities ordinarily will rise or fall substantially in proportion to the market value of the underlying security.  At times when the market value of the underlying security is less than the conversion price, the market value of the convertible security generally will rise and fall more slowly than the market value of the underlying common stock.  Moreover, the interest rate or dividend of a debt or preferred security, respectively, may affect the market value of such convertible security.  As such, a convertible security, in addition to providing a fixed stream of income, offers the potential for capital appreciation.  Generally speaking, however, the income yield on convertible securities is lower than the yield on other securities of comparable quality that are not convertible.

The issuer of a debt security is obligated to pay a fixed rate of interest whether or not dividends are paid on the issuer’s capital stock.  Normally, preferred stocks have a special dividend rate that is not a fixed obligation and is subject to declaration by the board of directors of the issuer.  Such dividends may be cumulative, which usually means that any unpaid annual dividends must be paid (i) before dividends can be paid on the issuer’s common stock or (ii) at the time of redemption of the preferred stock.  Alternatively, dividends may be non-cumulative, which means that if the dividend is not declared by the issuer’s board of directors, the right to such dividend is lost.  Since debt securities and preferred stocks have a pre-determined interest or dividend rate, they do not normally share in the incremental earnings of the issuer.

Debt securities and preferred stocks are senior in right to the common stock in the capital structure of an issuer.  Debt securities are liabilities of an issuer, which the issuer is generally obligated to repay at a specific time; preferred securities are not liabilities of the issuer.  Often, however, debt securities, including particularly convertible debt securities, are subordinated to the rights of other creditors.  Preferred stocks are junior in right to debt securities, but are usually entitled to a preference over the issuer’s common shareholders in respect of the assets of the issuer upon liquidation and in the distribution of certain of the issuer’s income.  Debt securities and preferred stocks usually do not have voting rights except under particular circumstances.

In order to afford the Acquiring Fund with the flexibility to take advantage of new opportunities for investments in accordance with its investment objective and to meet redemptions, the Acquiring Fund may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.  This amount may be higher than that maintained by other funds with similar investment objectives.

Temporary Defensive and Interim Investments.  When market conditions are unstable, or Alger Management believes it is otherwise appropriate, the Fund and the Acquiring Fund each may invest in the following debt securities for defensive purposes:  (i) high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies; (ii) commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies); (iii) short-term debt obligations of corporate issuers, certificates of deposit and bankers’ acceptances of domestic and foreign banks and savings and loan associations; and (iv) repurchase agreements.  The Acquiring Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.

Derivative Transactions.  The Acquiring Fund, unlike the Fund, may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements.  The Acquiring Fund may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities.

Illiquid and Restricted Securities.  The Fund, like the Acquiring Fund, also may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended.  The Fund, a closed-end fund, is not restricted in the amount of its assets it may invest in illiquid securities.  The Acquiring Fund, an open-end fund, may not invest more than 15% of its net assets in “illiquid” securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending.  The Fund is not permitted to lend its portfolio securities.  The Acquiring Fund, however, may lend portfolio securities to brokers, dealers and other financial organizations.  Loans of securities by the Acquiring Fund, if and when made, may not exceed 33 1/3% of the fund’s total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  The Acquiring Fund will not lend securities to Alger Management or its affiliates.

Diversification.  The Fund and the Acquiring Fund are diversified, which means that with respect to 75% of a fund’s total assets, it will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of a single issuer (excluding U.S. Government securities).

For more information on the Acquiring Fund’s management policies, see “Risk/Return Summary:  Investments, Risks & Performance—Investment Objective and Strategy” in the Acquiring Fund’s Prospectus and “Investment Strategies and Policies” in the Statement of Additional Information.

Main Risks

As with any fund, your investment may fluctuate in value and the possible loss of your investment is a risk of investing.  A fund’s price per share will fluctuate due to changes in the market prices of its investments.  An investment in a fund may not grow as fast as the rate of inflation.  As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

Convertible securities risk.  The Fund, like the Acquiring Fund, invests primarily in convertible securities.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer.  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations.  Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Preferred stock risk.  Each fund also may invest in preferred stock, which is a class of capital stock that typically pays dividends at a specified rate.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Stock market risk.  The Fund, like the Acquiring Fund, is subject to stock market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Interest rate risk.  The Fund, like the Acquiring Fund, is subject to interest rate risk, which is the risk that prices of convertible securities will decline along with overall bond prices because of rising interest rates. Convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the price of the issuer’s common stock.

Credit risk.  Both funds also are subject to credit risk, which is the risk that a convertible security issuer will fail to pay interest or dividends and/or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Issuers of convertible securities are often small to medium size, and they may have lower credit ratings. In addition, the credit rating of an issuer’s convertible securities is generally lower than that of its conventional debt securities.  Convertibles are normally considered “junior” securities—that is, the issuer usually must pay interest on its conventional debt before it can make payments on its convertible securities.  If an issuer stops making interest or principal payments, these securities may be worthless and a fund could lose its entire investment.

Manager risk.  Both funds also are subject to manager risk, which is the risk that poor security selection by a fund’s portfolio manager will cause the fund to underperform relevant benchmarks or other funds with a similar investment objective.

Liquidity risk.  The Fund, like the Acquiring Fund, is subject to liquidity risk, which is the risk that a fund will experience market difficulty in buying or selling securities quickly enough to prevent or minimize a loss. Liquidity risk arises when there is an insufficient market for a particular security or class of securities.

Derivatives risk.  The Acquiring Fund, unlike the Fund, may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements.  If Alger Management incorrectly predicts the price movement of a security or market, an option held by the Acquiring Fund may expire unexercised and the fund will lose the premium it paid for the option, or the fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss.  Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

Use of options on securities indexes also entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted.  The Acquiring Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Illiquid and restricted securities risk. The Fund and the Acquiring Fund also may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale.  These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable.  In order to sell securities that are not registered under the federal securities laws it may be necessary for a fund to bear the expense of registration.

See “Additional Information about the Fund’s Investments” in the Acquiring Fund’s Prospectus and “Investment Strategies and Policies” in the Acquiring Fund’s Statement of Additional Information for a more complete description of the Acquiring Fund’s investment risks.

Investment Restrictions

The Alger Funds (the “Trust”), a Massachusetts business trust of which the Acquiring Fund is a series, on behalf of the Acquiring Fund, and the Fund, like all registered investment companies, are required by law to have policies governing certain of the funds’ investment practices that may only be changed with shareholder approval.  These policies are referred to as “fundamental.”  While the number of investment practices that must be governed by fundamental policies currently is small, this has not always been the case.  As a result, the Fund has fundamental policies that are no longer required by law.  In addition, certain of the Fund’s policies that continue to be required by law, as currently adopted by the Fund when it commenced investment operations in 1971, are more restrictive than required by law.  The Acquiring Fund’s fundamental policies are designed and intended to provide the Acquiring Fund with flexibility to respond to changing markets, new investment opportunities and future changes in applicable law.  Accordingly, the Acquiring Fund’s policies generally allow the investment practice in question to be conducted to the extent permitted by the 1940 Act.  In addition to the principal investment policies described in the Summary section, the Fund and the Acquiring Fund are subject to certain fundamental investment restrictions set forth in Appendix B.

Although the Acquiring Fund has not adopted fundamental investment restrictions concerning certain areas where the Fund has adopted such restrictions, that does not mean that the Acquiring Fund is not subject to certain investment limits in those areas or that the Acquiring Fund has not adopted non-fundamental restrictions.  For instance, under the 1940 Act, the Acquiring Fund’s investment in other investment companies, subject to certain exceptions, currently is limited to (1) 3% of the total voting stock of any one investment company, (2) 5% of the Acquiring Fund’s total assets in any one investment company and (3) 10% of the Acquiring Fund’s total assets in the aggregate.

To the extent the Acquiring Fund engages in new investment practices, the Acquiring Fund may be subject to additional risks.  Before a material change is made in the Acquiring Fund’s investment practices, the Board of Trustees of the Trust will be asked to approve such change and the Acquiring Fund’s Prospectus or Statement of Additional Information will be revised to disclose the change and any additional risks.

Fund Expenses and Performance

Fees and Expenses.  The fees and expenses set forth below are for the twelve-month period ended April 30, 2008.  As the Acquiring Fund has not commenced investment operations, “Other Expenses” are based on estimates for the current fiscal year.  Actual expenses may be greater or less than the amounts listed in the tables.  The “Pro Forma After Reorganization” operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund, as adjusted showing the effect of the Reorganization had it occurred on such date.  Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.  Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund		Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price(1)	None	(2)	5.25%	5.25%
Maximum deferred sales charge (load)	None	(2)	None	None
Dividend reinvestment plan fees	None		None	None
Redemption Fee as a % of amount redeemed(3)	None		2.00%	2.00%
Annual Fund Operating Expenses (as a percentage of average net assets)
Management fees	0.75	%(4)	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) fees	None		0.25%	0.25%
Other Expenses	0.38%		0.37%	0.37%
Total Annual Fund Operating Expenses	1.13%		1.37%	1.37%
Fee Waiver and Expense Reimbursement(5)	N/A		0.13%	0.13%
Net Expenses(5)	N/A		1.24%	1.24%

(1)          Shareholders of the Fund who receive Class A shares of the Acquiring Fund in the Reorganization may purchase additional Class A shares of the Acquiring Fund for their account at net asset value without the imposition of a sales charge.

(2)          Shares of the Fund purchased on the secondary market are not subject to sales charges, deferred sales charges (or 12b-1 fees) but may be subject to brokerage commissions or other charges. The table does not reflect the underwriting commission paid by the Fund’s shareholders in connection with the initial offering of the Fund’s common stock.

(3)          Shares of the Fund are not redeemable, and any sales of such shares must be effected in the secondary market  The Acquiring Fund charges a redemption fee of 2.00% on shares redeemed (including shares redeemed that were acquired by exchange or through the Reorganization) within 30 days of purchase of additional Class A shares of the Acquiring Fund whether those shares are acquired by Fund shareholders or new investors.

(4)          The Fund’s advisory agreement provides that if in any fiscal year the total expenses of the Fund (excluding interest, brokerage commissions, taxes and extraordinary expenses) should exceed 1.50% of the first $30 million of average net assets and 1.00% of the average net assets of the Fund over $30 million, Alger Management will reimburse the Fund for such excess expenses.  For the fiscal year ended October 31, 2007, no reimbursement was required.

(5)          Alger Management has contractually agreed to waive receipt of its fees and/or assume the expenses of the Acquiring Fund for the two-year period after the Reorganization, so that the total annual expenses of Class A shares of the Acquiring Fund do not exceed 1.24%.

Expense example

The expense example shows what you could pay in expenses over time, and assumes the relevant fee waiver and expense reimbursement arrangements for each fund described above.  The example uses the same hypothetical conditions other funds use in their prospectuses:  $10,000 initial investment, 5% total return each year and no changes in expenses.  The figures shown would be the same whether you sold your shares at the end of a period or kept them.  Because actual return and expenses will be different, the example is for comparison only.

	Fund Common Stock	Acquiring Fund Class A Shares	Pro Forma After Reorganization— Acquiring Fund Class A Shares
1 Year	$115	$645	$645
3 Years	$359	$911	$911
5 Years	$622	$1,211	$1,211
10 Years	$1,375	$2,063	$2,063

Past Performance.  Performance information for the Acquiring Fund is not presented because the Acquiring Fund has not yet commenced operations.  As accounting successor to the Fund, the Acquiring Fund’s Class A shares will assume the Fund’s historical performance after the Reorganization.  The following table shows the Fund’s highest and lowest market price per share on the American Stock Exchange (“AMEX”) for each quarter over the past two fiscal years and the first three quarters of the Fund’s fiscal year ending October 31, 2008. Also included in the table is the net asset value per share of the Fund on each such date and the percentage discount or premium to net asset value (expressed as a percentage) that the sales price represents.

	NAV		Market Price(1)		(Discount)/Premium to NAV(%)
	High	Low	High	Low	High	Low
Fiscal Year 2006
January 31, 2006	$27.30	$26.58	$23.61	$22.39	-13.5%	-15.8%
April 30, 2006	$26.96	$27.65	$23.65	$23.10	-12.3%	-16.5%
July 31, 2006	$27.78	$27.09	$23.55	$22.87	-15.2%	-15.6%
October 31, 2006	$28.48	$27.03	$24.90	$23.03	-12.6%	-14.8%
Fiscal Year 2007
January 31, 2007	$28.91	$26.98	$25.50	$24.08	-11.8%	-10.7%
April 30, 2007	$28.11	$27.52	$25.70	$24.25	-8.6%	-11.9%
July 31, 2007	$28.90	$28.16	$26.20	$24.95	-9.3%	-11.4%
October 31, 2007	$27.89	$26.35	$25.10	$22.95	-10.0%	-12.9%
Fiscal Year 2008
January 31, 2008	$27.64	$23.85	$24.63	$21.57	-10.9%	-9.6%
April 30, 2008	$24.73	$22.91	$22.29	$20.45	-9.9%	-19.7%
July 31, 2008

(1)   As reported by AMEX.

Shares of the Fund have traded on AMEX at a substantial discount from their net asset value.  At the time the press release was issued announcing the Board’s approval of the Reorganization, the Fund’s trading discount narrowed from 12.32% on May 13, 2008 to 5.02% at the close of business the next trading day, May 14, 2008.  As of September 5, 2008, the Fund had a market value per share of $[        ] and a net asset value per share of $[        ], resulting in a [        ]% discount to net asset value.

The following charts provide some indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance.  The bar chart and table below illustrate the risks of investing in the Fund.  The bar chart shows the year-by-year net asset value performance of the Fund for the past 10 years.  The Fund is not subject to any sales charge on purchases or sales of shares of its common stock; if it was, the returns shown would have been lower.  The table shows the average annual total returns for the Fund’s shares of common stock (at net asset value and at market price) over time, compared with a broad-based securities market index.  Past performance (before and after taxes) does not indicate future results.

Year-by-year total returns as of 12/31 each year (%)

0.90%	8.57%	16.26%	0.39%	-11.45%	15.73%	10.40%	5.25%	11.15%	5.33%
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07

Best Quarter:		Q2 ‘04		%11.94
Worst Quarter:		Q3 ‘02		%-10.21

The year-to-date total return for the Fund’s shares as of 6/30/08 was       %.

Average annual total returns as of 12/31/07

	1 Year	5 Years	10 Years
Common Stock
at net asset value before taxes*	5.33%	9.50%	5.95%

Common Stock
at market price before taxes*	0.83%	8.77%	5.07%
Merrill Lynch All Convertible Index*	4.53%	10.67%	7.09%

*

The average annual total returns reflect reinvestment of all dividends and distributions. Distributions are assumed, for this calculation, to be reinvested at prices obtained under the dividend reinvestment plan. The performance does not reflect any brokerage commissions associated with the purchase or sale of the Fund’s shares on AMEX, any underwriting spread or sales charges paid in the Fund’s initial public offering of its shares or the deduction of taxes a shareholder would pay on distributions or the sale of the Fund’s shares.

*

The Merrill Lynch All Convertible Index is an index of convertible securities that is commonly used as a general measure of performance for the convertible securities market. No expenses, fees or taxes are reflected in the returns for the Indexes, which is unmanaged. All returns for the Index assume reinvestment of dividends and interest on the underlying securities that make up the Index.

Management of the Funds

Investment Adviser.  The funds’ investment adviser is Alger Management, located at 111 Fifth Avenue, New York, New York 10003.  Alger Management has been an investment adviser since 1964, and manages investments totaling approximately $11 billion in mutual fund assets as well as $2.9 billion in other assets as of June 30, 2008.  Alger Management has managed the Fund since February 1974, and has managed the Acquiring Fund since its inception.

Pursuant to each fund’s respective investment advisory agreement, Alger Management makes investment decisions for the Fund and the Acquiring Fund and continuously reviews and administers their investment programs.  These management responsibilities are subject to the supervision of the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.  Each fund pays Alger Management an annual advisory fee of 0.75% of the fund’s average daily net assets.  The Fund’s advisory agreement provides that if in any fiscal year the total expenses of the Fund (excluding interest, brokerage commissions, taxes and extraordinary expenses) should exceed 1.50% of the first $30 million of average net assets and 1.00% of the average net assets of the Fund over $30 million, Alger Management will reimburse the Fund for such excess expenses.  For the fiscal year ended October 31, 2007, no reimbursement was required.  The Acquiring Fund’s advisory contract does not contain a contractual limit on the Acquiring Fund’s total expenses; however, Alger Management has contractually agreed to waive receipt of its fees and/or assume the expenses of the Acquiring Fund for the two-year period after the Reorganization, so that the direct annual expenses of Class A shares of the Acquiring Fund do not exceed 1.24% of the Fund’s average daily net assets.

Alger Management also provides certain administrative services to each fund.  For administrative and bookkeeping services, the Fund pays Alger Management an annual fee of $18,000.  Pursuant to a separate administration agreement, Alger Management also provides administrative services to the Acquiring Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Acquiring Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Acquiring Fund’s investment portfolios and the publication of the net asset value of the Acquiring Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Acquiring Fund, including the Acquiring Fund’s custodian, transfer agent and printers; providing trading desk facilities for the Acquiring Fund; and supervising compliance by the Acquiring Fund with recordkeeping and periodic reporting requirements.  The Acquiring Fund pays Alger Management an administrative fee at the annual rate of 0.0275% based on a percentage of the Acquiring Fund’s average daily net assets.

Primary Portfolio Manager.  John A. Curry serves as each fund’s primary portfolio manager.  Mr. Curry has served as the primary portfolio manager to the Fund since 2004 and to the Acquiring Fund since its inception.  Mr. Curry is Vice President and Portfolio Manager responsible for the fixed-income portion of Alger Balanced Fund, and the Portfolio Manager of Alger Money Market Fund, each of which is a separate portfolio of the Trust. Prior to joining Alger Management in 2004, Mr. Curry was a Vice President at Janney Montgomery Scott, LLC and as Portfolio Manager of Whitehall Asset Management’s fixed-income institutional and retail assets. During his tenure at Whitehall (March 1999-March 2003), Mr. Curry was responsible for credit selection, portfolio structure and duration determinations across all fixed-income sectors.

Board Members.  The Board of Trustees of the Trust, of which the Acquiring Fund is a series, and the Board of Directors of the Fund are composed of the same Board members.  The Fund’s Directors are elected annually at the Fund’s annual meeting of shareholders.  The Acquiring Fund’s Trustees are elected to indefinite terms, as the Acquiring Fund is not required to, and does not, hold annual meetings to elect Trustees.

Independent Registered Public Accounting Firm.  The Acquiring Fund and the Fund each have selected Ernst & Young LLP (“E&Y”) to serve as its independent registered public accounting firm.

CAPITALIZATION OF THE FUND AND THE ACQUIRING FUND

The Fund has a single class of common stock, and the Acquiring Fund has classified its shares into a single class—Class A shares—which are described in this Prospectus/Proxy Statement.  Class A shares of the Acquiring Fund are new and have been authorized by the Trust’s Board of Trustees to be issued to the Fund’s shareholders in connection with the Reorganization.  The following tables set forth, as of July 31, 2008 (1) the capitalization of the Fund’s common stock, (2) the capitalization of Class A shares of the Acquiring Fund and (3) the pro forma capitalization of Class A shares of the Acquiring Fund as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund Class A	Pro Forma After Reorganization— Acquiring Fund Class A
Total net assets	$50,985,980	$0	$50,985,980
Net asset value per share	$22.80	N/A	$22.80
Shares outstanding	2,236,000	None	2,236,000

Each share has one vote.  Shares have no preemptive or subscription rights and are freely transferable.

COMPARISON OF DISTRIBUTION ARRANGEMENTS AND SHAREHOLDER SERVICES

Distribution Arrangements

Sales Loads.  Purchases of Class A shares of the Acquiring Fund generally are subject to a “front-end” sales charge of up to 5.25% and are generally not subject to a contingent deferred sales charge (“CDSC”).  The sales charge is a percentage of the offering price, which includes the sales charge, as shown in the following table:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over*	None	None	1.00%

*Purchases of Class A shares of the Acquiring Fund which, when combined with current holdings of Class A shares of other portfolios of the Trust, The Spectra Funds (which will be renamed The Alger Funds II effective September 24, 2008), or The China-U.S. Growth Fund (which will be renamed Alger China-U.S. Growth Fund effective September 24, 2008) offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. In calculating a CDSC, the Acquiring Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

The sales loads and CDSCs for Class A shares of the Acquiring Fund are subject to certain reductions or waivers as described in the Acquiring Fund’s Prospectus under Waiver of Sales Charges” and “Reduced Sales Charges.”

Fund shares are not subject to either a front-end sales load or a CSDC.  Fund shareholders will not pay a sales load or a CDSC when exchanging their shares in the Reorganization.  Fund shareholders who receive Class A shares of the Acquiring Fund in the Reorganization may purchase additional Class A shares of the Acquiring Fund, other portfolios of the Trust, The Spectra Funds, or The China-U.S. Growth Fund for their existing account at net asset value without the imposition of a sales charge or a CSDC.

Distribution and Shareholder Services Plan.  Class A shares of the Acquiring Fund are subject to a plan adopted pursuant to Rule 12b-1 under the 1940 Act (a “Rule 12b-1 Plan”).  Under the Acquiring Fund’s Rule 12b-1 Plan, the Acquiring Fund pays the fund’s distributor, Fred Alger & Company, Inc.  (“Alger Inc.”), a fee at an annual rate of 0.25% of the value of the average daily net assets of the fund’s Class A shares, for distribution and shareholder services provided to shareholders of such shares.  Because the Rule 12b-1 Plan fees are paid out of the assets attributable Class A shares on an ongoing basis, over time these fees will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges.  As the Fund is a closed-end fund and does not continuously offer its shares, it has not adopted a Rule 12b-1 Plan.  See “Classes of Shares–Distribution Plan” in the Acquiring Fund’s Statement of Additional Information for a discussion of the Acquiring Fund’s Rule 12b-1 Plan.

Distributions.  The dividends and distributions policies of the Fund and the Acquiring Fund are identical.  For each fund, dividends from net investment income are declared and paid quarterly.  Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.  See “Shareholder Information—Dividends and Distributions” in the Acquiring Fund’s Prospectus for a discussion of the Acquiring Fund’s policies.

The Fund has an Automatic Dividend Investment Plan (the “DRIP”).  Under the DRIP, a shareholder who has Fund shares registered in his or her name may elect to have all dividends and distributions reinvested automatically by the DRIP agent (the “Agent”) in additional shares of the Fund’s common stock at net asset value or market price, whichever is lower, on the date of payment of the dividend or the making of the distribution.

Whenever the Fund declares a dividend or other distribution and offers all of its shareholders the option to receive such dividend or distribution in cash or additional shares of the Fund’s common stock at net asset value or market price, whichever is lower, the Agent, on behalf of the DRIP participants, will take the distribution in stock.  Whenever the Fund declares a dividend or distribution payable in cash, and gives DRIP participants the option to receive such dividend or distribution in additional shares of the Fund’s common stock at net asset value, the Agent, on behalf of the DRIP participants, will take the distribution in additional shares of the Fund at net asset value only if the net asset value as of the close of business on the last trading day preceding the date of payment is lower than the market price (plus any applicable brokerage commissions) on that trading day; otherwise, the Agent will take the distribution in cash and purchase shares of the Fund in the open market for the shareholders’ accounts.  Fund shareholders must “opt-in” to the DRIP by submitting appropriate authorization to the Agent.  This authorization will continue in effect as to all future distributions until terminated.  Termination, to be effective as to any distribution, must be received at least 15 days before the record date for such distribution.  There is no penalty to terminate participation in the DRIP.  There is no service charge by the Agent to participate in the DRIP.  However, the Fund reserves the right to amend the DRIP in the future to include a service charge.  The Fund has reserved the right to amend or terminate the DRIP, or change the agent, as applied to any distribution paid subsequent to notice of such amendment, termination or change sent to DRIP participants at least 30 days before the record date for such distribution.

Dividends and distributions paid by the Acquiring Fund are automatically reinvested in the Acquiring Fund shares at net asset value, unless the shareholder requests cash. There are no fees or sales charges on reinvestments. See “Shareholder Information—Dividends and Distributions” in the Acquiring Fund’s Prospectus and “Taxes” and “Dividends” in the Acquiring Fund’s Statement of Additional Information.

Fund shareholders who receive dividends and distributions in cash will continue to receive dividends and distributions paid by the Acquiring Fund in cash, unless they notify the Acquiring Fund’s Transfer Agent that they would like their dividends and distributions automatically reinvested in additional shares.

Shareholder Services

Share Distribution and Purchase Procedures. The shares of the Fund and the Acquiring Fund are distributed differently and have different purchase procedures.  These differences stem primarily from the fact that the Fund is a closed-end fund and the Acquiring Fund is an open-end fund. The Fund’s shares are traded on AMEX at prevailing market prices, which may be equal to, less than, or more than their net asset value.  Fund shares may be purchased by placing an order with any broker who effects trades in AMEX-listed stocks.  The market price of the Fund’s shares may be determined by, among other things, the relative demand for and supply of the shares in the market, the Fund’s investment performance, the

Fund’s dividends and yield and investor perception of the Fund’s overall attractiveness as an investment as compared with other investment alternatives.

Shareholders of the Acquiring Fund can purchase or redeem Class A shares on any day the New York Stock Exchange (“NYSE”) is open.  Orders will be processed at the net asset value next calculated after the purchase or redemption request is received in good order by the Acquiring Fund’s transfer agent or other agents appointed by Alger Inc., the Acquiring Fund’s distributor.  The net asset value of the Acquiring Fund’s shares is calculated as of the close of business (normally 4:00 p.m.  Eastern time) every day the NYSE is open, by dividing the value of the Acquiring Fund’s net assets by the total number of shares outstanding.  The Acquiring Fund continuously offers new shares to investors at a price equal to the net asset value of the shares at the time of purchase.  See “Shareholder Information—Purchasing and Redeeming Fund Shares” in the Acquiring Fund’s Prospectus and “Purchases” in the Acquiring Fund’s Statement of Additional Information for additional information about how to purchase Class A shares of the Acquiring Fund.

Valuation of Portfolio Holdings.  The Fund’s, like the Acquiring Fund’s, investments in securities are valued at 4:00 p.m. Eastern time.  Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term investments are valued at amortized cost which approximates market value.  Securities for which market quotations are not reliable or readily available are valued at fair value, as determined in good faith pursuant to policies adopted by the Board of Directors of the Fund and the Board of Trustees of the Trust, as applicable.

In determining whether market quotations are reliable and readily available, Alger Management monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a fund. Significant events may affect a particular company (for example, a trading halt in the company’s securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close).  If Alger Management is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that Alger Management believes has affected or is likely to affect the price of the instrument, Alger Management will use its best judgment to determine a fair value for that portfolio instrument.  Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Redemption Procedures.  The Fund and Acquiring Fund also differ with respect to redemption rights and procedures.  A shareholder of the Fund has no right to redeem his or her shares.  Fund shareholders generally may sell their shares only in the secondary market at the then current market price, which may be more or less than the Fund’s net asset value per share.  In contrast, a shareholder of the Acquiring Fund may redeem his or her shares from the Acquiring Fund at any time during which the Acquiring Fund is open for business by tendering such shares to the Acquiring Fund.  The redemption price the Acquiring Fund will pay for such shares is equal to their net asset value next determined after receipt of a proper request for redemption.

If you redeem, by sale or exchange, shares of the Acquiring Fund within 30 days of purchase (including shares acquired in the Reorganization), the Fund may impose a redemption fee of 2.00% of the amount redeemed.  The Acquiring Fund retains the proceeds from its redemption fee.  Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies.

The fee, which may be waived in certain circumstances, will not apply to certain redemptions, which are described in the Acquiring Fund’s Prospectus.

See “Shareholder Information—Purchasing and Redeeming Fund Shares” in the Acquiring Fund’s Prospectus and “Redemptions” in the Acquiring Fund’s Statement of Additional Information for additional information about redemption procedures.

Exchange Privileges and other Shareholder Services.  The Fund and Acquiring Fund differ with respect to the shareholder services offered to investors, such as an exchange privilege.  Shareholders of the Acquiring Fund may exchange at net asset value all or a portion of their shares for shares of certain other funds in the Alger Family of Funds.  Any exchange will be a taxable event for which a shareholder may have to recognize a gain or a loss under federal income tax provisions.  Shareholders of the Fund do not have any exchange privileges.  In addition to the exchange privilege, the Acquiring Fund offers other services typically offered by open-end funds to their shareholders.  See “Shareholder Information” and “Investment Instructions” in the Acquiring Fund’s Prospectus and “Purchases,” “Redemptions” and “Exchanges and Conversions” in the Acquiring Fund’s Statement of Additional Information for a discussion of purchase procedures.

COMPARISON OF CLOSED-END FUNDS AND OPEN-END FUNDS

As described above, it is proposed that the Fund be reorganized into the Acquiring Fund.  The Fund is a closed-end fund whose shares are traded on AMEX whereas the Acquiring Fund is an open-end fund that operates as a mutual fund.  The differences between the rights of shareholders of the Fund and the Acquiring Fund relate primarily to the different characteristics of a closed-end fund and an open-end fund.  Below is a summary of the principal differences between closed-end funds and open-end funds.

Closed-end funds neither redeem their outstanding shares nor engage in the ongoing sale of new shares, and thus operate with a relatively fixed capitalization.  Shares of closed-end funds typically are bought and sold on national securities exchanges, such as AMEX or the NYSE.  The Fund’s shares of common stock currently are traded on AMEX and historically have traded at a discount from net asset value.

The Acquiring Fund is an open-end fund that is a series of the Trust, which is registered as an open-end investment company under the 1940 Act.  Open-end funds are commonly referred to as “mutual funds” and generally issue redeemable securities on an ongoing basis.  Open-end fund shares are redeemable at their net asset value on each day the NYSE is open for trading.  The Acquiring Fund will typically engage in a continuous offering of its shares of beneficial interest.  Class A shares of the Acquiring Fund are sold at net asset value and are subject to a front-end sales charge, a 12b-1 fee and a redemption fee.  The Fund’s shareholders who receive Class A shares of the Acquiring Fund if the Reorganization is approved will not be subject to the Acquiring Fund’s sales charges for shares of the Acquiring Fund received as a result of the Reorganization, but will be subject to the 12b-1 distribution and redemption fees.  Fund shareholders will also be subject to sales charges for additional shares of the Acquiring Fund purchased after the Reorganization.  Shareholders of the Acquiring Fund may, on any day the NYSE is open for trading, redeem their Class A shares of the Acquiring Fund and receive the net asset value of the shares next computed after the receipt of the redemption request in good order.

In addition to the methods of acquiring and disposing of shares and their potential impact on portfolio management, there are a number of other differences between the funds that should be considered by the Fund’s shareholders:

Effect of redemption rights on value of shares.  As stated above, the shareholders of open-end funds redeem their shares at net asset value minus the applicable sales charge, if any. The right to transact at net asset value is established by Section 22(d) of the 1940 Act.  This provision effectively prevents any discount of the type that may occur when shares of a closed-end fund, such as the Fund, trade on the secondary market.  Conversely, this provision precludes the possibility of ever receiving a premium over net asset value, as may occur with shares of a closed-end fund that trade on the secondary market.

Shareholder services.  Shareholders of the Acquiring Fund may participate in an exchange privilege allowing them to exchange their shares for Class A shares of other open-end funds in the Alger Family of Funds, which are not available to shareholders of closed-end funds, such as the Fund.  In addition, shareholders of the Acquiring Fund receive other shareholder services and privileges that are not provided to shareholders of the Fund, as discussed above under “Comparison of Distribution Arrangements and Shareholder Services.”

Dividend reinvestment plan.  For the period prior to the proposed Reorganization, shareholders of the Fund participating in the Fund’s DRIP will continue to have their dividends reinvested in shares of the Fund in accordance with the DRIP unless they elect otherwise.  The DRIP is expected to be suspended, however, with respect to any dividend payable on the business day immediately preceding and up through the Closing Date.  Any such dividend will be paid to DRIP participants in cash.  Following the Reorganization, former shareholders of the Fund who participated in the DRIP will have their dividends reinvested in Class A shares of the Acquiring Fund at net asset value.

Shareholder meetings.  AMEX listing regulations and Delaware corporate law each require that the Fund hold an annual meeting of shareholders. The Acquiring Fund is not required to, and generally does not, hold such annual meetings.

SHAREHOLDER RIGHTS

The Trust

General.  The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts since March 20, 1986.  The Trust is governed by its Agreement and Declaration of Trust, as amended or supplemented from time to time (the “Declaration of Trust”), By-laws and applicable state law.

Shares.  The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest of each series of the Trust.  The Trust currently has ten series, including the Acquiring Fund, outstanding.  The Trustees of the Trust may also create additional series in the future without shareholder approval.  When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable.  Shares (including fractional shares) of each series of the Trust have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to that series.  The assets and proceeds received by the Trust from the issue or sale of shares of a series are allocated to that series and constitute the rights of that series, subject only to the rights of creditors.  Any underlying assets of a series are required to be segregated on the books of account of the Trust.  These assets are to be used to pay the expenses of the series as well as a share of the general expenses of the Trust.

Voting Rights.  On any matter submitted to a vote of shareholders of the Trust, all series generally vote together as a single group, except where a separate vote is required by law or where the interests of a series differ from the other series.  Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.

Shareholder Meetings.  Under the Declaration of Trust and Massachusetts business trust laws, the Trust is not required to hold annual shareholder meetings.  The Trustees may call shareholder meetings as necessary.  To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Trustee shall be called by the Trustees or upon written request by shareholders holding at least 10% of the outstanding shares entitled to vote.

Election and Term of Trustees.  The Trust’s operations are overseen by the Trustees under Massachusetts law.  Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board.  Trustees hold office during the lifetime of the Trust or their earlier death, resignation, incapacity or removal.  A Trustee may be removed at any time by a written instrument signed by at least two-thirds of the Trustees prior to such removal or by a vote at any meeting of shareholders of two-thirds of each series of the outstanding shares of the Trust.

Shareholder Liability.  Under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust.  However, the Declaration of Trust limits shareholder liability.  The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect.  The Declaration of Trust provides for indemnification out of the Trust’s property for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Trustee Liability.  The Declaration of Trust provides that Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties.  The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a Trustee against such claims.  The Trust may also advance payments to a Trustee in connection with indemnification.

The Fund

General.  The Fund is a closed-end management investment company established as a Delaware corporation on June 30, 1971.  The Fund is governed by its Certificate of Incorporation, as amended or supplemented from time to time (the “Charter”), By-laws and applicable state law.

Shares.  The Fund is authorized to issue ten million shares of common stock, with a par value of $0.01 per share.  Each share has equal dividend, distribution and liquidation rights.  Each outstanding share is fully paid and non-assessable.  The shares are not redeemable and have no pre-emptive or conversion rights.

Voting Rights.  All shareholders of the Fund vote together as a group.  Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.  The Fund’s shares do not have cumulative voting rights.

Shareholder Meetings.  The Fund is required to hold annual meetings of shareholders, pursuant to AMEX listing requirements and Delaware law and as otherwise required by the 1940 Act.  A special meeting of shareholders may be called for any lawful purpose, including, but not limited to, consideration of the removal of any director, by the Board of Directors or the President of the Fund, or by the Secretary upon written request of shareholders holding at least 25% in interest of the shares outstanding and entitled to vote at such meeting.

Election and Term of Directors.  The business and affairs of the Fund are managed under the direction of the Board of Directors of the Fund, which approves all significant agreements with those companies that furnish services to the Fund.  Subject to 1940 Act requirements, directors are elected by shareholders at each annual meeting of shareholders.  The Directors serve for a term expiring at the next annual meeting held after their election and remain in office until their successors are duly elected and qualified or until their earlier resignation or removal.  A Director may be removed at any time at any meeting of the shareholders, or by written consent in lieu of a meeting, by the shareholders holding at least a majority of the outstanding shares.  Director vacancies, including vacancies resulting from an increase in the size of the Board, that occur between annual meetings may be filled by either the shareholders or the directors then in office.

Director Liability.  The Fund’s Charter requires the Fund to indemnify its Directors against all liabilities and expenses to the extent permitted by the General Corporation Law of Delaware.

Material Differences in Shareholder Rights

The Fund is a Delaware corporation, and the rights of its shareholders are governed by the Fund’s Charter, By-Laws and the General Corporation Law of Delaware (the “Delaware Code”).  The Acquiring Fund is a separate series of the Trust, a Massachusetts business trust, and the rights of its shareholders are governed by the Trust’s Declaration of Trust, By-Laws and applicable Massachusetts law.  Certain relevant differences between the two forms of organization are summarized below.

Shareholder Meetings and Voting Rights.  Unlike the Fund, the Trust is not required to hold an annual meeting of its shareholders.  The relevant Board of the Trust and the Fund is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% and 25% of the outstanding shares entitled to vote of the Trust and the Fund, respectively.  A Board member of the Fund or of the Trust may be removed by the affirmative vote of a majority of the outstanding shares of the Fund and two-thirds of the shares of the Trust, respectively.  In contrast, the holders of 10% or more of the shares of the Fund outstanding and entitled to vote for directors may petition the Delaware Court of Chancery to call a shareholder meeting to fill vacancies and new directorships and to replace directors who have been appointed by the other directors to fill vacancies and newly-created directorships if, at the time a vacancy or new directorship was filled by the directors, the directors in office constituted less than a majority of the whole Board.  The Delaware Court of Chancery may exercise discretion to decide whether to call such a meeting.

Shares of the Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.  Shareholders of the Acquiring Fund are entitled to one vote, with proportionate voting for fractional shares.  The Declaration of Trust provides that a majority of the outstanding shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders’ meeting.  The Fund’s By-laws also provides that a majority in interest of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at a shareholders meeting.

With respect to the Fund, when a quorum is present at a shareholder meeting any matter before the meeting shall be decided by vote of the holders of a majority of the shares of stock voting on such matter except where a larger vote is required by law, the Fund’s Charter or  the By-laws. Any election by stockholders of the Fund shall be determined by a plurality of the votes cast, except where a larger vote is required by law, the Fund’s Charter or the By-laws.

Shareholder Liability.  Under Delaware law, shareholders of the Fund generally have no personal liability as such for the Fund’s acts or obligations.

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.(1)  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquiring Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Acquiring Fund, or the Trust’s Trustees.  The Declaration of Trust provides for indemnification out of the Trust’s property for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.  The Declaration of Trust also provides that the Trust, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Acquiring Fund and satisfy any judgment thereon.

Liability and Indemnification of Directors and Officers.  The Fund’s Charter requires the Fund to indemnify its present and former directors and officers to the fullest extent permitted by the Delaware Code for any expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with any threatened, pending or completed action, suit or proceeding, whether brought by or in the right of the Fund or by a third party, if the present or former director or officer is made, or threatened to be made, a party to the action, suit or proceeding by reason of his or her office as a director or officer or by reason of his or her service, at the Fund’s request, as an officer, director or partner of another corporation, partnership, joint venture, trust or other enterprise.  The Delaware Code permits a corporation to indemnify its present and former directors, officers, employees and agents, as well as any individual serving with another entity in that capacity at the corporation’s request against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement of actions, if the individual acted in good faith and in a manner reasonably believed to be in, or not opposed to, the best interests of the corporation and, in the case of a criminal proceeding, the individual had no reasonable cause to believe the individual’s conduct was unlawful; except that no indemnification may be paid for judgments and settlements in actions by or in the right of the corporation.  In addition, a corporation may not indemnify a current or former director or officer of the corporation against expenses to the extent the person is adjudged to be liable to the corporation unless a court approves the indemnity.

Employees and agents may be indemnified, at the discretion of the Fund, to the same extent as directors and officers.

The Fund may, at its discretion, advance to a director, officer, employee or agent of the Fund amounts equal to the expenses (including attorneys’ fees) incurred by such person in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of its final disposition on such terms as the Fund deems appropriate.  If amounts are so advanced to current directors or officers of the Fund, advances may be made only if the director or officer undertakes to repay the expenses if it is ultimately determined that such person is not entitled to be indemnified for such expenses under the Delaware Code.

Under the Declaration of Trust, subject to the 1940 Act, a trustee is entitled to indemnification against all liability and expenses reasonably incurred by such trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a trustee, unless such trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties.  A trustee is entitled to advances of expenses in the course of litigation if (i) such trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the trustee provides acceptable security, (y) the Acquiring Fund is insured against losses arising from the advances, or (z) the disinterested non-party trustees or independent legal counsel determine there is a reason to believe the trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Trust may be indemnified to the same extent as trustees.

Under the 1940 Act, a director or trustee may not be protected against liability to a Fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN DIFFERENCES BETWEEN THE ACQUIRING FUND, THE TRUST’S DECLARATION OF TRUST, BY-LAWS AND MASSACHUSETTS LAW, AND THE FUND, THE COMPANY’S CHARTER, BY-LAWS AND DELAWARE LAW. IT IS NOT A COMPLETE DESCRIPTION OF THE DIFFERENCES, BUT ONLY OF MATERIAL DIFFERENCES.  SHAREHOLDERS DESIRING COPIES OF THE TRUST’S DECLARATION OF TRUST OR BY-LAWS OR THE COMPANY’S CHARTER AND BY-LAWS SHOULD WRITE TO THE RELEVANT FUND.

REASONS FOR THE REORGANIZATION

Overview

At a meeting held on May 13, 2008, the Board of Directors of Fund approved the proposed Reorganization, finding that the Reorganization is advisable, in the best interests of the Fund and its shareholders and will not dilute the interests of the Fund’s shareholders.  The Board received materials from Alger Management that contained information about the Fund and the Acquiring Fund, the structure of the proposed Reorganization and the federal tax consequences of the Reorganization.

Board Considerations

In determining whether to recommend approval of the Reorganization, the Board of Directors of the Fund considered the following factors, among others: (1) the structure of the Fund as a closed-end, exchange-traded fund and the structure of the Acquiring Fund as an open-end fund; (2) the potential marketability of the Acquiring Fund as compared to the marketability of the Fund; (3) the class structure, distribution charges and fees, and shareholder services offered by the Acquiring Fund; (4) the compatibility of the Fund’s and the Acquiring Fund’s investment objectives, management policies and restrictions; (5) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (6) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (7) the tax consequences of the Reorganization; and (9) the allocation of the expenses associated with the Reorganization, including the solicitation of proxies.

The Board noted that Alger Management had proposed the Reorganization in order to eliminate the discount to net asset value at which the Fund’s shares have been trading, allowing the Fund’s shareholders to redeem their shares at net asset value after the Reorganization. The Board also noted Alger Management’s belief that the opportunity to open-end the Fund on the terms and schedule that Alger Management has established, and that the Board has approved, is in the best interests of the Fund and its shareholders. Finally, the Board noted Alger Management’s belief that, given the limited marketability of closed-end funds, the Acquiring Fund, as an open-end fund, had greater potential to be successfully marketed and see an increase in asset growth, although no assurance can be given in this regard.

In reaching its determination to approve the Reorganization, the Board considered the proposed class structure and distribution of the Acquiring Fund.  The Board noted that the Acquiring Fund would only offer a single class—Class A—of shares initially, but that, as an open-end fund, the Acquiring Fund could offer additional shares classes in the future.  The Board noted that the sales charge and distribution structure for the Class A shares was similar to the sales charge and distribution structure in effect for the other open-end funds managed by Alger Management, including the other portfolios of the Trust.

The Board considered the structure of the Reorganization, and the fact that the Fund’s shareholders will receive Class A shares of the Acquiring Fund in the Reorganization.  The Board also considered that the redemption (including by exchange) of Class A shares of the Acquiring Fund will be subject to a 2.00% redemption fee applicable to any of its Class A shares received in connection with the Reorganization that are redeemed, including redemptions by exchange, during the thirty day period following the closing date of the Reorganization.

The Board noted that no sales charge or CDSC would be charged on Class A shares of the Acquiring Fund issued in the Reorganization, but that they would become subject to applicable 12b-1 distribution fees.  In addition, the Board noted that existing Fund shareholders who receive Class A shares of the Acquiring Fund in the Reorganization would be able to exchange their shares for Class A shares of other open-end funds managed by Alger Management that offer Class A shares (or shares of Alger Money Market Fund) without the imposition of a sales charge.  Finally, the Board noted that that purchases of Class A shares by new investors not party to the Reorganization would be subject to the applicable sales charges, fees and expenses described in the Acquiring Fund’s Prospectus.

The Board considered Alger Management’s expectation that there may be significant redemptions by Class A shareholders of the Acquiring Fund following the Reorganization. The Board considered that redemptions of the Acquiring Fund’s Class A shares may be partially offset by new sales of Class A shares of the Acquiring Fund after the Reorganization, although it is not possible to predict the extent of such new sales. Finally, the Board considered that, to the extent the Acquiring Fund experiences net redemptions in the short term following the Reorganization, it is not possible to predict the extent of such net redemptions or whether such redemptions would require the Acquiring Fund to sell significant amounts of portfolio securities to fund such redemptions.

The Board noted that the investment objectives of the funds were identical and that the management policies and investment restrictions of the Fund and the Acquiring Fund were similar.  The Board noted that the Fund was formed in 1971 and that the differences between the Fund’s and the Acquiring Funds’ investment restrictions and policies were a reflection of changes in the laws governing investments companies since that time, and concluded that the Acquiring Fund’s investment restrictions and policies provided the Acquiring Fund with additional and appropriate flexibility to manage its investments.  The Board noted that the Fund’s primary portfolio manager also will be the Acquiring Fund’s primary portfolio manager, that the Board of Trustees of the Trust is the same as the Board of Directors of the Fund, and that the Acquiring Fund will inherit the Fund’s performance and accounting history.

In reviewing the expense ratios and fee information, the Board considered that the contractual fee cap under the Fund’s advisory agreement would not be continued under the Acquiring Fund’s advisory agreement.  In evaluating the different shareholder and other expenses borne by Fund and Acquiring Fund shareholders, the Board considered the fact that Class A shares of the Acquiring Fund will be subject to a 0.25% 12b-1 distribution fee, whereas the Fund, as a closed-end fund, does not pay a 12b-1 distribution fee.  The Board also considered that the other expenses borne by shareholders will be higher for the Acquiring Fund as transfer agency, custodian, share registration and other expenses are typically higher for open-end funds than closed-end funds, as open-end funds generally are more expensive to operate.  In taking account of these estimated expenses, the Board noted Alger Management’s contractual commitment to maintain the fees and expenses of the Acquiring Fund’s Class A shareholders after the Reorganization at or below the fees and expenses paid by the Fund’s shareholders as of the Fund’s most recent fiscal year-end.

The Boards also considered that the terms and conditions of the Reorganization would not result in the dilution of shareholder interests and noted that the allocation of expenses associated with the Reorganization would be borne by Alger Management and not the funds.

The Board of Trustees of the Trust, on behalf of the Acquiring Fund, also concluded that the Reorganization is in the best interests of the Acquiring Fund.  The Board of Trustees of the Trust considered that the Reorganization presents an opportunity for the Trust, through the Acquiring Fund, to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities.  This opportunity provides an economic benefit to both the Trust and the Acquiring Fund.

For the reasons described above, the Board of Directors of the Fund, including a majority of the Independent Directors, and the Board of Trustees of the Trust, on behalf of the Acquiring Fund, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or the Acquiring Fund, approved the Plan and the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

Plan of Reorganization

The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Appendix A.  The Plan provides that, subject to the requisite approval of the Fund’s shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Acquiring Fund Class A shares, and the assumption by the Acquiring Fund of the Fund’s stated liabilities on October 29, 2008 or such other date as may be agreed upon by the parties (the “Closing Date”).  The number of Acquiring Fund Class A shares to be issued to the Fund will be determined on the basis of the relative net asset value per share and aggregate net assets of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the NYSE (usually at 4:00 p.m., Eastern time) on the Closing Date.  Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption “Shareholder Information—Net Asset Value” in the Acquiring Fund’s Prospectus and under the caption “Net Asset Value” in the Acquiring Fund’s Statement of Additional Information.

As soon as conveniently practicable after the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Closing Date Acquiring Fund Class A shares received by it in the Reorganization.  Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder.  Following such distribution, the Fund will dissolve by filing a certificate of dissolution with the Secretary of State of the State of Delaware, and the Fund will cease its operations.  After the Closing Date, any outstanding certificates representing Fund shares will represent Acquiring Fund shares distributed to the record holders of the Fund.

The Plan may be amended at any time prior to the Reorganization.  The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration.  The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Acquiring Fund.

The total expenses of the Reorganization are expected to be approximately $50,000, which will be borne by Alger Management and not the funds.  In addition to use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or those of their nominees may be paid for their expenses in sending soliciting materials to their principals.  In addition, an outside firm may be retained to solicit proxies on behalf of the Fund’s Board.  The cost of any such outside solicitation firm, which would be borne by Alger Management, is estimated to be approximately $6,000, which amount is included in the estimated total expenses of the Reorganization listed above.

If the Reorganization is not approved by the Fund shareholders, the Fund’s Board of Directors will consider other appropriate courses of action.

Federal Income Tax Consequences

The exchange of Fund assets for Acquiring Fund shares, the Acquiring Fund’s assumption of the Fund’s stated liabilities and the Fund’s distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of the law firm Stroock & Stroock & Lavan LLP, counsel to the Fund and Acquiring Fund, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes:  (1) the transfer of all of the Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of the Fund’s stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A shares to Fund shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be “a party to a reorganization”; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A shares to Fund shareholders pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon receipt of Acquiring Fund Class A shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A shares received by each Fund shareholder will include the period during which the Fund shares were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (“IRS”).  The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position.  Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.  This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws.  You should consult your tax adviser as to the federal income tax consequences of the Reorganization, as well as the effects of state and local tax laws. Capital Loss Carryforward

As of its most recent fiscal year ended October 31, 2007, the Fund had no unused capital loss carryforwards.  It is not anticipated that any of the capital loss carryforwards generated in 2008, if any, will expire unused.

Required Vote and Board’s Recommendation

The Fund’s Board of Directors has approved the Fund’s Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization.  Under the 1940 Act, an affirmative vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund is required to approve the Plan and the Reorganization.  Under the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% of the Fund’s shares represented at the Meeting if more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the Fund’s outstanding shares. In addition, because the Plan and the Reorganization provide for the exchange of all the Fund’s assets for the shares of the Acquiring Fund and also provides for the dissolution of the Fund, the DGCL requires that the Plan and Reorganization must be approved by the affirmative vote of the holders of a majority of the voting power of the outstanding shares of common stock of the Fund.

THE FUND’S BOARD, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” APPROVAL OF THE PLAN AND REORGANIZATION.

PROPOSAL 2: TO ELECT SEVEN DIRECTORS

The purpose of this proposal is to elect seven Directors of the Fund to assume office upon their acceptance of their elections and commencement of service as Directors. It is intended that the enclosed proxy card will be voted for all nominees (each a “Nominee” and, collectively, the “Nominees”) for the Board, unless a proxy contains specific instructions to the contrary. The Fund’s Board is composed of a single class of Directors. All shareholders will vote for all the Nominees. The Board has determined that the number of Directors shall be fixed at the number of Directors elected in accordance with this Prospectus/Proxy Statement.

Shareholders are being asked to elect Ms. Hilary M. Alger and Messrs. Charles F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr., Stephen E. O’Neil, David Rosenberg and Dr. Nathan E. Saint-Amand as Directors. If elected, each will serve until the next annual meeting of shareholders and until their successors are elected and qualified.

Each of the Nominees is currently a Director of the Fund; all have indicated an intention to serve if elected and have consented to be named in this Prospectus/Proxy Statement. If any of these Nominees is not available for election at the time of the Meeting, the persons named as proxies will vote for such substitute Nominee as the Board may recommend. Each of the Nominees was nominated by the Nominating Committee of the Board, consisting of Independent Directors.

The Board, including all of the Independent Directors, unanimously proposed all of the Nominees for election at the Meeting.

Nominees and Executive Officers

The Nominees, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of portfolios in the Fund Complex the Nominees currently oversee, and other board memberships they hold are set forth below. The address of each Nominee is c/o Fred Alger Management, Inc. 111 Fifth Avenue, New York, New York 10003.

Name (Age) Position with the Fund (Since)	Principal Occupations and Other Board Memberships	Number of Portfolios in the the Fund Complex which are Overseen by Director**

Interested Director*

Hilary M. Alger, CFA (46) Director (2003)	Director of Development, Pennsylvania Ballet since 2004; Associate Director of Development, College of Arts and Sciences and Graduate School, University of Virginia 1999-2003.	28

Independent Directors

Charles F. Baird, Jr. (55) Director (2000)	Managing Partner of North Castle Partners, a private equity securities group; Chairman of Leiner Health Products, Enzymatic Therapy and Caleel & Hayden (skincare business); former Chairman of Elizabeth Arden Day Spas, Naked Juice, Equinox (fitness company) and EAS (manufacturer of nutritional products). Formerly Managing Director of AEA Investors, Inc.	28

Roger P. Cheever (63) Director (2000)	Senior Associate Dean of Development, Harvard University. Formerly Deputy Director of the Harvard College Fund.	28

Lester L. Colbert, Jr. (74) Director (1974)	Private investor since 1988. Formerly, Chairman of the Board, President and Chief Executive Officer of Xidex Corporation (manufacturer of computer information media).	28

Stephen E. O’Neil (75) Director (1973)	Attorney; Private investor since 1981. Formerly of Counsel to the law firm of Kohler & Barnes.	28

Name (Age) Position with the Fund (Since)	Principal Occupations and Other Board Memberships	Number of Portfolios in the the Fund Complex which are Overseen by Director**

David Rosenberg (45) Director (2007)	Associate Professor of Law since January 2006 (Assistant Professor 2000-2005), Zicklin School of Business, Baruch College, City University of New York.	28

Nathan E. Saint- Amand, M.D. (70) Director (1986)	Medical doctor in private practice; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988. Formerly Co-Chairman, Special Projects Committee, Memorial Sloan Kettering.	28

*      Ms. Alger is an “interested person” (as defined in the 1940 Act) of the Fund by virtue of her ownership control of Alger Associates, Inc. (“Alger Associates”), which controls Alger Management and its affiliates.

**   “Fund Complex” refers to the Fund and the five other registered investment companies managed by Alger Management. Each Directors serves on the Boards of Trustees of the other five registered investment companies in the Fund Complex.

The Fund’s executive officers are Messrs. Anthony S. Caputo, Daniel C. Chung, Hal Liebes, Michael D. Martins, Barry J. Mullen and Sergio M. Pavone, and Ms. Lisa A. Moss. Set forth below is the name and certain biographical and other information for each of the Fund’s executive officers, as reported by them to the Fund.

Name, (Age), Position with the Fund and Address(1)	Principal Occupations	Officer Since(2)
Daniel C. Chung (46) President	President since September 2003 and Chief Investment Officer and Director since 2001 of Alger Management; President since 2003 and Director since 2001 of Alger Associates, Fred Alger International Advisory S.A. (Director since 2003) and Analysts Resources, Inc. (“ARI”). Formerly, Director of the Fund from 2001-2006.	2001

Michael D. Martins (42) Treasurer	Senior Vice President of Alger Management; Assistant Treasurer from 2005 to 2006 of the Fund. Formerly Vice President, Brown Brothers Harriman & Co. from 1997-2004.	2005

Hal Liebes (44) Secretary	Executive Vice President, Director, Chief Legal Officer, Chief Operating Officer, and Secretary of Fred Alger & Company, Incorporated and Alger Management; Director since 2006 of Alger Associates, and ARI. Formerly Chief Compliance Officer of AMVESCAP PLC from 2004-2005; U.S. General Counsel from 1994-2002 and Global General Counsel from 2002-2004 of Credit Suisse Asset Management.	2005

Lisa A. Moss (42) Assistant Secretary	Vice President and Assistant General Counsel of Alger Management since June 2006. Formerly, Director of Merrill Lynch Investment Managers, L.P. from 2005-2006; Assistant General Counsel of AIM Management, Inc. from 1995-2005.	2006

Name, (Age), Position with the Fund and Address(1)	Principal Occupations	Officer Since(2)

Anthony S. Caputo (53) Assistant Treasurer	Employed by Alger Management since 1986, currently serving as Vice President.	2007

Sergio M. Pavone (47) Assistant Treasurer	Employed by Alger Management since 2002, currently serving as Vice President.	2007

Barry J. Mullen (55) Chief Compliance Officer	Senior Vice President and Director of Compliance of Alger Management since May 2006. Formerly, Director of BlackRock, Inc. from 2005-2006; Vice President of J.P. Morgan Investment Management from 1996-2004.	2006

1.     The address of each officer is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003.

2.     Each officer’s term of office is one year. Each officer serves in the same capacity for the other funds in the Fund Complex.

Compensation

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund now pays each Independent Director $500 for each meeting attended, to a maximum of $2,000 per annum, plus travel expenses incurred for attending the meeting. The Chairman of the Board of Directors receives an additional annual fee of $10,000 which is paid, pro rata, by all funds in the Fund Complex. The Fund did not offer Directors any pension or retirement benefits during or prior to the fiscal year ended October 31, 2007. The following table provides compensation amounts paid to current Independent Directors of the Fund for the fiscal year ended October 31, 2007.

Director	Aggregate Compensation from the Fund	Total Compensation from the Fund Complex (number of registered investment companies)
Charles F. Baird, Jr.	$2,000	$45,172	(6)
Roger P. Cheever	$2,904	$67,772	(6)
Lester L. Colbert, Jr.	$2,750	$63,989	(6)
Stephen E. O’Neil	$2,750	$67,289	(6)
David Rosenberg	$2,000	$49,672	(6)
Nathan E. Saint-Amand	$2,750	$67,289	(6)

None of the Independent Directors and none of their immediate family members owns any securities issued by Alger Inc. or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management.

Equity Securities Owned by the Nominees

The following table sets forth the amount of equity securities owned by each Director in the Fund and in the portfolios in the Fund Complex overseen by that Director, as of the Record Date. For purposes of this table, ownership interests are presented in the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = $100,001-$250,000; F = $250,001-$500,000; G = over $500,000.

Director	Equity Securities of the Fund	Aggregate Equity Securities of Funds in the Fund Complex

Interested Director
Hilary M. Alger	E	G

Independent Directors
Charles F. Baird, Jr.	A	A
Roger P. Cheever	A	E
Lester L. Colbert, Jr.	C	D
Stephen E. O’Neil	A	A
David Rosenberg	A	A
Nathan E. Saint-Amand	B	E

Attendance of Board Members at Annual Meeting; Board Meetings

The Fund does not have a policy regarding attendance by Directors at annual shareholder meetings. No Directors attended the 2007 Annual Meeting.

During the Fund’s fiscal year ended October 31, 2007, the Board met four times. Each Nominee attended at least 75% of the aggregate number of meetings of the Board and of each committee of the Board on which the Nominee served.

Section 16(a) Beneficial Ownership Reporting Compliance

Section 16(a) of the Securities Exchange Act of 1934 (the “1934 Act”) and Section 30(h) of the 1940 Act require the Fund’s officers and Directors, certain officers and Directors of Alger Management, affiliated persons of Alger Management, and persons who beneficially own more than 10% of the Fund’s shares to file reports of ownership with the Securities and Exchange Commission (the “SEC”) and the Fund.

Based solely upon its review of the copies of such forms received by it, the Fund believes that, for the fiscal year ended October 31, 2007, all filing requirements applicable to such persons were compiled with.

Standing Committees of the Board

Audit Committee. The Board has a standing Audit Committee comprised of Messrs. Lester L. Colbert, Jr., Stephen E. O’Neil and Dr. Nathan E. Saint-Amand, each of whom is not an “interested person,” within the meaning of the 1940 Act, and also is “independent” as defined in Section 121A of the Listing Requirements of the American Stock Exchange. The primary purposes of the Board’s Audit Committee are to assist the Board in the oversight of the integrity of the Fund’s financial statements, the independent auditor’s qualifications and independence, the performance of the Fund’s independent auditors, and the Fund’s compliance with legal and regulatory requirements pertaining to its accounting and financial reporting. The Audit Committee prepares an audit committee report, if required by the SEC, to be included in the Fund’s annual proxy statement, if any. The Audit Committee oversees the scope of the annual audit of the Fund’s financial statements and any special audits, the quality and objectivity of the Fund’s financial statements, the Fund’s accounting and financial reporting policies and practices and its internal controls relating thereto. The Audit Committee determines, and recommends to the Board, including the Independent Directors, for its ratification, the selection, appointment, retention or termination of the Fund’s independent auditors, as well as approving the compensation of the auditors and in connection therewith, evaluation of the independence of the auditors. The Audit Committee also pre-approves all audit and certain permissible non-audit services provided to the Fund and certain other persons by such independent auditors. Finally, the Audit Committee acts as a liaison between the Fund’s independent auditors and the Board. During the Fund’s fiscal year ended October 31, 2007, the Audit Committee met five times. A copy of the Audit Committee Charter was included as Appendix A to the Fund’s proxy statement for the 2006 Annual Meeting.

Nominating Committee. The Board has a standing Nominating Committee comprised of all Independent Directors. The Nominating Committee met once during the Fund’s fiscal year ended October 31, 2007. The Nominating Committee is responsible for assisting the Board in its selection and evaluation of members to oversee the Fund so that the interests of the shareholders are well-served. The Nominating Committee’s responsibilities include the nomination of new Directors and the evaluation of the Board and its committee structure. The Nominating Committee may consider candidates submitted by shareholders, or from other sources it deems appropriate. Shareholders who wish to recommend a nominee should send recommendations to the Fund’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Directors. A recommendation must be accompanied by such individual’s written consent to being named in the proxy statement as a nominee and to serving as a Director (if elected). A copy of the Nominating Committee Charter was included as Appendix B to the Fund’s proxy statement for the 2006 Annual Meeting.

In nominating candidates, the Nominating Committee will search for those qualified candidates who can bring to the Board the skills, experience and judgment necessary to address the issues directors of investment companies confront in their duties to fund shareholders. The Nominating Committee shall review and make recommendations with regard to the tenure of Directors, including any term limits, limits on the number of boards on which a Director may sit and normal retirement age. The Nominating Committee may retain and terminate a search firm to identify Director nominees, subject to the Board’s sole authority to approve the search firm’s fees and other retention terms. The Nominating Committee may, in its discretion, establish specific, minimum qualifications (including skills) that must be met by

Committee-nominated or shareholder-nominated candidates. The Nominating Committee also is responsible for the analysis of the appropriateness of establishing minimum shareholding levels for Directors.

Shareholder Approval

The election of the Nominees, whose term of office will commence upon their acceptance of their elections and commencement of service as Directors, must be approved by a plurality of the votes cast in person or by proxy at the Meeting at which a quorum exists.

The Board of Directors, including the Independent Directors, unanimously recommends that you vote “FOR” the election of each of the Nominees.

Independent Registered Public
Accounting Firm

The 1940 Act requires that the Fund’s independent registered public accounting firm be selected by a majority of the Independent Directors of the Fund. One of the purposes of the Audit Committee is to recommend to the Fund’s Board the selection, retention or termination of the independent registered public accounting firm for the Fund. At a meeting held on September 9, 2008, the Fund’s Audit Committee selected and recommended and the Fund’s Board, including a majority of the Independent Directors, approved the selection of E&Y as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2009. E&Y has served as the Fund’s independent registered public accounting firm since December 2, 2002. A representative of E&Y will be present at the Meeting and will be available to respond to appropriate questions.

After reviewing the Fund’s audited financial statements for the fiscal year ended October 31, 2007, the Fund’s Audit Committee recommended to the Fund’s Board that such statements be included in the Fund’s Annual Report to shareholders. A copy of the Audit Committee’s report for the Fund is attached as Appendix C to this Prospectus/Proxy Statement.

The following table sets forth the fees paid to E&Y for the fiscal years ended October 31, 2006 and 2007 for professional services rendered for the audit of the Fund’s financial statements for those fiscal years and other services.

	Year Ended October 31, 2006	Year Ended October 31, 2007
Audit Fees	$24,610	$30,000
Audit-Related Fees	$0	$0
Tax Fees*	$3,620	$3,260
All Other Fees**	$21,000	$21,200

*      Tax fees for fiscal years 2006 and 2007 included the review of Fund’s federal, state and local tax returns.

**   Other fees include a debt analysis review and a review of the semi-annual financial statements.

All services to be performed by the Fund’s independent registered public accounting firm must be pre-approved by the Fund’s Audit Committee. Accordingly, all of the services represented in the table were pre-approved by the Audit Committee. E&Y performed no services for Alger Management or any entity controlling, controlled by or under common control with Alger Management that provides ongoing services to the Fund during the fiscal years ended October 31, 2006 and 2007. Aggregate non-audit fees billed by E&Y for the fiscal years ended October 31, 2006 and 2007, were $217,212 and €26,884, and $282,811 and €16,120 respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund’s Prospectus forming a part of the Trust’s Registration Statement on Form N-1A (33-4959).  The Trust is organized under the name “The Alger Funds” and intends to issue Class A shares for the Acquiring Fund only if the Reorganization is approved by the Fund shareholders and consummated.  Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund’s Prospectus forming a part of its Registration Statement on Form N-2 (File No. [                  ]), as amended.

The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission.  Reports, proxy statements and other information filed by the funds may be inspected and copied at the Public Reference Facilities of the Commission at 100 F. Street, N.E., Room 1024, Washington, D.C. 20549.  Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.alger.com.  Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

Legal Proceedings.  Alger Management and certain of its affiliates are subject to various legal proceedings, a summary of which is set forth in Appendix D.

VOTING INFORMATION

Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity.  In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide certain information that may include his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail.  Within 72 hours of receiving a shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation.  Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

Abstentions will have the effect of a vote “against” the Fund’s proposal to approve the Plan and Reorganization and have no effect on election.

In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Meeting, the following factors may be considered:  the nature of the proposal, the percentage of proxies submitted by shareholders, the percentage of negative votes indicated in the proxies submitted by shareholders, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation.  The meeting may be adjourned from time to time by a majority of the votes cost on the adjournment proposal, whether or not a quorum is present. An abstention will have no effect on the outcome of a proposal to adjourn the meeting.

Brokers who hold shares of common stock of the Fund for the accounts of their clients may vote such shares either as directed by their clients or in their own discretion if permitted by the stock exchange or other organization of which they are members. However, certain proposals are “non-discretionary” and brokers who have received no instructions from their clients do not have discretion to vote on those items. When a broker votes a client’s shares on some but not all of the proposals at a meeting, the missing votes are referred to as “broker non-votes”. Broker non-votes (if any) will have the same effect as a vote “against” the proposal to approve the Plan and Reorganization, but broker non-votes would have no effect on the outcome of a proposal to adjourn the Meeting.

A quorum is constituted by the presence in person or by proxy of the holders of a majority in interest of the outstanding shares of common stock of the Fund entitled to vote at the Meeting. Broker non-votes (if any) will be deemed present for purposes of determining whether a quorum is present at the Meeting.

Security Ownership of Certain Beneficial Owners and Management.  As of September 2, 2008, Directors and officers of the Fund, as a group, owned less than 1% of the Fund’s outstanding shares other than those listed below.  No shares of the Acquiring Fund were outstanding as of such date.  As of September 2, 2008, the following were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund’s common stock:

Name and Address	Number of Shares Owned		Percentage of Shares Outstanding
Alger Associates, Inc. 111 Fifth Avenue New York, New York 10003	373,382	*	14.38%

*                 These shares may be deemed to be beneficially owned by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger by virtue of their control of Alger Associates, Inc.

[A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.]

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of the Fund for the fiscal year ended October 31, 2007 have been incorporated herein by reference in reliance upon the reports of E&Y, the Fund’s independent registered public accounting firm, given on their authority as experts in accounting and auditing.  The unaudited financials of the Fund for the semi-annual period ended April 30, 2008 also are incorporated herein by reference.

OTHER MATTERS

The Fund’s Directors are not aware of any other matters that may come before the Meeting.  However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

Please advise the Fund, c/o Computershare Financial Services, Attn: Castle Convertible Fund, Inc., P.O. Box 43010, Providence, Rhode Island 02940-3010, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.  THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR OTHERWISE VOTE PROMPTLY.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of May 13, 2008 (the “Agreement”), between Castle Convertible Fund, Inc. (the “Fund”), a Delaware corporation, and The Alger Funds (the “Trust”), a Massachusetts business trust, on behalf of Alger Convertible Fund (the “Acquiring Fund”).

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of the transfer of all of the assets of the Fund, attributable to the Fund’s shares of common stock, to the Acquiring Fund in exchange solely for the Acquiring Fund’s Class A shares (“Acquiring Fund Shares”) of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

This Agreement and the Reorganization are also intended to accomplish the dissolution and complete liquidation of the Fund in accordance with the Delaware General Corporation Law (the “DGCL”).  If the holders of a majority of the common stock of the Fund, par value $.01 per share, outstanding and entitled to vote thereon approve this Agreement, this Agreement shall constitute the adopted plan of dissolution and liquidation of the Fund in accordance with the DGCL.

WHEREAS, the Fund is a registered, closed-end management investment company, and the Acquiring Fund is a series of the Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Fund and the Acquiring Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

WHEREAS, the Fund’s Board has determined that the Reorganization is in the best interests of the Fund and the Fund’s shareholders and that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Trust’s Board has determined that the Reorganization is in the best interests of the Acquiring Fund:

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.                                       THE REORGANIZATION.

1.1                                 Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities) other than a cash amount equal to 200% of the value of the aggregate par value of the issued shares of common stock of the Fund outstanding on the Closing Date (the “Excluded Amount”), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2.  Such transactions shall take place at the closing (the “Closing”) as of the close of business on the closing date (the “Closing Date”), provided for in paragraph 3.1.  In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund’s account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.  Following the later of (i) the effectiveness of the Certificate of Dissolution (as defined herein) in accordance with the DGCL and (ii) the Liquidation Date, the Excluded Amount shall be transferred to the Acquiring Fund.

1.2                                 The Fund will discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by Fred Alger

Management, Inc. (“Alger Management”), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period.  The Acquiring Fund shall also assume any unknown or contingent liabilities of the Fund not shown on the foregoing referenced financial statements.

1.3                                 Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, the Acquiring Fund’s custodian (the “Custodian”), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims.  All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

1.4                                 The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder.  The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred.  Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

1.5                                 As soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Fund will liquidate and distribute pro rata to the Fund’s shareholders of record, determined as of the close of business on the Closing Date (“Fund Shareholders”), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.

1.6                                 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

1.7                                 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8                                 Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund’s existence is terminated.

2.                                       VALUATION.

2.1                                 The value of the Fund’s assets to be acquired, and the amount of the Fund’s liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Agreement and Declaration of Trust, as amended (the “Trust’s Charter”), and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

2.2                                 The net asset value of an Acquiring Fund Share shall be the net asset value per share of the Fund’s common stock, computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

2.3                                 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund’s net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2.

2.4                                 All computations of value shall be made in accordance with the regular practices of the Custodian as fund accountant for the Fund and the Acquiring Fund.

3.                                       CLOSING AND CLOSING DATE.

3.1                                 The Closing Date shall be October 24, 2008, or such other date as the parties, through their duly authorized officers, may mutually agree.  All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided.  The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Alger Management, 111 Fifth Avenue, 3rd Floor, New York, New York 10003, or such other time and/or place as the parties may mutually agree.

3.2                                 The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within three business days after the Closing Date.

3.3                                 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4                                 The transfer agent for the Fund shall deliver promptly after the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Fund shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund’s transfer agent shall issue and deliver to the Fund’s Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

4.                                       REPRESENTATIONS AND WARRANTIES.

4.1                                 The Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

(a)  The Fund is a corporation with transferable shares duly organized and validly existing under the laws of the State of Delaware, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

(b)  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company, and the Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

(c)  The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(d)  The Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of the Fund’s Certificate of Incorporation (the “Fund’s Charter”), By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

(e)  The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

(f)  The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended October 31, 2007 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

(g)  Since October 31, 2007, there has not been any material adverse change in the Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(f) hereof.

(h)  At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

(i)  For each taxable year of its operation (including the taxable year ending at the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(j)  All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund.  All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4.  The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund’s shares, nor is there outstanding any security convertible into any of the Fund’s shares.

(k)  On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

(l)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(m)  The proxy statement of the Fund (the “Proxy Statement”) included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by or on behalf of the Trust or the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

4.2                                 The Trust, on behalf of the Acquiring Fund, represents and warrants to the Fund, as follows:

(a)  The Acquiring Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

(b)  The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund’s shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(c)  The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(d)  The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of the Trust’s Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or Acquiring Fund is a party or by which the Acquiring Fund is bound.

(e)  Since the inception of the Acquiring Fund, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred.

(f)  At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

(g)  For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(h)  Any issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(j)  The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

(k)  No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Fund’s stated liabilities) will be issued in exchange for the Fund’s assets in the Reorganization.

(l)  The Acquiring Fund will not have had any assets (other than assets required to meet the requirements of Section 14(a) of the 1940 Act) or operations at any time prior to the Closing Date.  As of the time immediately following the Closing, the Fund’s shareholders will own all of the outstanding Acquired Fund shares.  Upon the filing of its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be treated as a regulated investment company under the Code anduntil such time will take all steps necessary to ensure qualification as a regulated investment company under the Code.

(m)  The Acquiring Fund will, after the Reorganization, (i) continue the “historic business” (within the meaning of Section 1.368-1(d)(2) of the regulations under the Code) that the Fund conducted before the Reorganization and (ii) use a significant portion of the Fund’s “historic business assets” (within the meaning of Section 1.368-1(d)(3) of the regulations under the Code) in that business.

(n)  The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.                                       COVENANTS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE FUND.

5.1                                 The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

5.2                                 The Fund will call a meeting of the Fund’s shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.  The approval of this Agreement by the holders of common stock of the Fund shall constitute approval of (a) the exchange of all or substantially all of the assets of the Fund for Acquiring Fund Shares, in accordance with Section 271 of the DGCL and (b) the dissolution of the Fund, in accordance with Section 275 of the DGCL.

5.3                                 Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4                                 As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund’s President or its Vice President and Treasurer.

5.5                                 The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(m), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund’s shareholders to consider approval of this Agreement and the transactions contemplated herein.

5.6                                 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7                                 The Fund covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.8                                 As soon as is reasonably practicable after the Closing, the Fund will make distribution to the Fund’s shareholders consisting of the Acquiring Fund Shares received at the Closing.  The Board of Directors of the Fund may effect such distribution either before or after the dissolution of the Fund.

6.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1                                 All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2                                 The Fund shall have delivered to the Acquiring Fund a statement of the Fund’s assets and liabilities, together with a list of the Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund’s Treasurer.

6.3                                 The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Fund’s name by the Fund’s President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1                                 All representations and warranties of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

7.2                                 The Trust shall have delivered to the Fund on the Closing Date a certificate executed in the Trust’s name by the Trust’s President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.                                       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1                                 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the the 1940 Act and in accordance with Section 271 and 275 of the DGCL.

8.2                                 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3                                 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4                                 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5                                 The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all significant amounts of the Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); and all significant amounts of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

8.6                                 The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)  The transfer of all of the Fund’s assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be “a party to a reorganization”; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund shareholders pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund shareholders upon the receipt of Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund

Shareholder will include the period during which the Fund shares were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9.                                       TERMINATION OF AGREEMENT; EXPENSES.

9.1                                 To the fullest extent permitted by law, this Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Trust, as the case may be, at any time prior to the Closing Date (and notwithstanding any authorization or approval of the Fund’s shareholders) if circumstances should develop that, in the opinion of the party’s Board, make proceeding with the Reorganization inadvisable.

9.2                                 If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, officers or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

9.3                                 Alger Management shall bear the aggregate expenses of the transactions contemplated hereby.  Neither the Fund nor the Acquiring Fund will pay any expenses associated with their participation in the Reorganization.

10.                                 WAIVER.

AT ANY TIME PRIOR TO THE CLOSING DATE, ANY OF THE FOREGOING CONDITIONS MAY BE WAIVED BY THE BOARD OF THE FUND OR OF THE TRUST IF, IN THE JUDGMENT OF EITHER, SUCH WAIVER WILL NOT HAVE A MATERIAL ADVERSE EFFECT ON THE BENEFITS INTENDED UNDER THIS AGREEMENT TO THE SHAREHOLDERS OF THE FUND OR OF THE ACQUIRING FUND, AS THE CASE MAY BE.

11.                                 MISCELLANEOUS.

11.1                           None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

11.2                           This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof.  Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

11.3                           This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund shall be governed and construed in accordance with the internal laws of the State of Delaware and by the Trust and the Acquiring Fund shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts, in each case without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

11.4                           This Agreement may be amended only by a signed writing between the parties.

11.5                           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

11.6                           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.7                           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund or the Trust personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund’s Charter or Trust’s Charter; a copy of each of the Trust’s Charter and Fund’s Charter is on file at the office of the Secretary of the Commonwealth of Massachusetts and the Secretary of State of the State of Delaware, respectively, and at their principal offices.  The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

12.                                 DISSOLUTION OF THE FUND.

12.1                           On or after the Closing Date, an officer of the Fund shall, at such time as directed by the Board of Directors of the Fund, file with the Secretary of State of the State of Delaware a certificate of dissolution (the “Certificate of Dissolution”) in accordance with the DGCL.  After the effectiveness of the Certificate of Dissolution in accordance with the DGCL, the Fund shall not engage in any business activities except to the extent necessary to preserve the value of its assets (if any), wind up its business and affairs, and distribute its assets (if any) in accordance with this Agreement and pursuant to the applicable provisions of the DGCL.

12.2                           Upon the effectiveness of the Certificate of Dissolution, each share of common stock of the Fund shall be cancelled, and the Fund will finally close its stock transfer books and discontinue recording transfers of stock upon such effectiveness and thereafter certificates representing common stock will not be assignable or transferable on the books of the Fund.

12.3                           The Board of Directors of the Fund is hereby authorized, without further action by the shareholders of the Fund, to do and perform or cause the officers of the Fund, subject to approval of the Board of Directors of the Fund, to do and perform, any and all acts, and to make, execute, deliver or adopt any and all agreements, resolutions, conveyances, certificates and other documents of every kind that are deemed necessary, appropriate or desirable, in the absolute discretion of the Board of Directors of the Fund, to implement this Agreement and the transactions contemplated hereby, including without limitation all filings or acts required by any state or federal law or regulation to wind up the business and affairs of the Fund.

13.                                 AMENDMENT AND RESTATEMENT.

This Agreement amends and restates in its entirety and supersedes all prior versions of this Agreement, including without limitation the prior agreement dated as of May 13, 2008.

IN WITNESS WHEREOF, the Fund and the Trust, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

CASTLE CONVERTIBLE FUND, INC.

By:
[NAME, TITLE]

ATTEST:
[NAME, TITLE]

THE ALGER FUNDS, on behalf of Alger Convertible Fund

By:
[NAME, TITLE]

ATTEST:
[NAME, TITLE]

APPENDIX B

FUNDAMENTAL INVESTMENT RESTRICTIONS

Subject	Fund	Acquiring Fund
Borrowing Money	The Fund may not borrow money (from banks) if, after such borrowing, there is not at least a 300% asset coverage as defined in the 1940 Act.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Acquiring Fund’s total assets).

Underwriting

The Fund may not underwrite securities of other issuers except that the Fund may acquire convertible securities, the subsequent disposition of which (or of the underlying security) may cause the Fund to be deemed an underwriter within the meaning of the Securities Act of 1933.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not act as an underwriter of securities of other issuers, except to the extent the Acquiring Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

Lending	The Fund may not make loans, except that the purchase of debt securities of the type acquired by financial institutions shall not be considered the making of loans.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Acquiring Fund’s total assets) or as otherwise permitted by the SEC. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Acquiring Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Acquiring Fund’s Board.

Senior Securities	The Fund may not issue senior securities if, after such issuance, there is not at least a 300% asset coverage as defined in the 1940 Act.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Acquiring Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the

Subject	Fund	Acquiring Fund

Acquiring Fund’s borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

Commodities	The Fund may not purchase or sell commodities or commodity contracts.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not invest in physical commodities or physical commodities contracts, except that the Acquiring Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

Diversification

The Fund may not purchase the securities of any issuer, if immediately thereafter the Fund shall (a) have more than 5% of the value of its total assets (except securities of the U.S. Government or any instrumentality thereof) in the securities of such issuer or (b) own more than 10% of the outstanding voting securities of such issuer.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Acquiring Fund’s total assets may be invested in securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation nor (b) hold more than 10% of the outstanding voting securities of any single issuer. (This investment restriction applies only with respect to 75% of the Acquiring Fund’s total assets.)

Concentration	The Fund may not invest more than 25% of its total assets in any one industry.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

Subject	Fund	Acquiring Fund
Real Estate	The Fund may not purchase or sell real estate except through the purchase or sale of securities of a type acquired by financial institutions.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not purchase, hold or deal in real estate, but the Acquiring Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

Purchase on Margin	The Fund may not purchase securities on margin except for short-term credits as may be necessary for the clearance of transactions.	No fundamental restriction.

Short Sales

The Fund may not make short sales of securities unless at the time of sale the Fund owns or has the right to acquire, with or without payment of further consideration, through its ownership of convertible or exchangeable securities or warrants or rights at least an equal amount of such securities.

No fundamental restriction.

Investing in Other Investment Companies

The Fund may not invest in securities of another investment company, except in connection with a merger, consolidation, acquisition or reorganization of another investment company or except by purchase in the open-market of securities of a closed-end investment company where no underwriter or deal commission or profit, other that customary brokerage commission, is involved.

No fundamental restriction.

Pledging Assets

The Fund may not pledge its assets to secure borrowings, except that it may pledge its assets, taken at market or other fair value, only in amounts up to 15% of its gross assets, taken at cost, if such pledge is to secure borrowings which are made for temporary or emergency purposes and which do not exceed 10% of the Fund’s gross assets, taken at cost.

No fundamental restriction.

Track Record of Issuers

The Fund may not purchase securities of any issuer with a record of less than three years’ continuous operation (including that of predecessors), if such purchase would cause the Fund’s investments in such issuers taken at market value to exceed 5% of the Fund’s total assets taken at market value.

No fundamental restriction.

Affiliated Investments	The Fund may not purchase or retain the securities of any issuer if to the knowledge of the Fund those officers or directors of the Fund or Alger Management owning beneficially more	No fundamental restriction.

Subject	Fund	Acquiring Fund
than 0.5% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

Options

The Fund may not invest in puts, calls or combinations thereof, except that this shall not prohibit the purchase and sale (in accordance with the Fund’s investment policies) of warrants, rights and securities convertible or exchangeable into other securities.

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Acquiring Fund may not invest in physical commodities or physical commodities contracts, except that the Acquiring Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

Control	The Fund may not invest for the purpose of exercising control of the management of any company.	No fundamental restriction.

Joint Transactions	The Fund may not participate on a joint, or a joint and several, basis in any trading account in securities.	No fundamental restriction.

APPENDIX C: REPORT OF THE AUDIT COMMITTEE

The Audit Committee of the Board of Directors of the Fund oversees the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements. The Committee operates pursuant to an Audit Committee Charter which was last approved by the Board of Directors on September 9, 2008. As set forth in the Charter, the primary purposes of the Board’s Audit Committee are to assist the Board in the oversight of the integrity of the Fund’s financial statements, the independent auditor’s qualifications and independence, the performance of the Fund’s independent auditors, and the Fund’s compliance with legal and regulatory requirements pertaining to its accounting and financial reporting.

In the performance of its oversight function, the Committee has considered and discussed the October 31, 2007 audited financial statements of the Fund with management and with Ernst & Young LLP (“E&Y”), the Fund’s independent registered public accounting firm. The Committee has also discussed with E&Y the matters required to be discussed by the Statement on Auditing Standards No. 61, Communication with Audit Committees, as currently in effect. The Committee reviewed with E&Y, who is responsible for expressing an opinion on the conformity of those audited financial statements with generally accepted accounting principles, their judgment as to the quality, not just the acceptability, of the Fund’s accounting principles and such other matters as are required to be discussed with the Committee under generally accepted auditing standards. Finally, the Committee has reviewed the written disclosures and the letter from E&Y required by Independence Standards Board Standard No. 1, Independence Discussions With Audit Committees, as currently in effect and has discussed with E&Y the independence of the independent registered public accounting firm.

The Committee discussed with E&Y the overall scope and plans for the audit. The Committee met with E&Y, with and without management present, to discuss the results of its examination, its evaluations of the Fund’s internal controls, and the overall quality of the Fund’s financial reporting.

Based upon the reports and discussions described in this report, and subject to the limitations on the role and responsibilities of the Committee referred to below and in the Charter, the Committee recommended to the Board of Directors (and the Board has approved) that the audited financial statements be included in the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2007 and filed with the Securities and Exchange Commission.

Shareholders are reminded, however, that the Members of the Committee are not professionally engaged in the practice of auditing or accounting. Members of the Committee rely without independent verification on the information provided to them and on the representations made by management and E&Y. Accordingly, the Committee’s oversight does not provide an independent basis to determine that management has maintained appropriate accounting and financial reporting principles or appropriate internal control and procedures designed to assure

C-1

compliance with accounting standards and applicable laws and regulations. Furthermore, the Committee’s considerations and discussions referred to above do not assure that the audit of the Fund’s financial statements has been carried out in accordance with generally accepted auditing standards, that the financial statements are presented in accordance with generally accepted accounting principles or that E&Y is, in fact, “independent.”

Lester L. Colbert, Jr., Audit Committee Member
Stephen E. O’Neil, Audit Committee Member
Nathan E. Saint-Amand, Audit Committee Member

December 10, 2007

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APPENDIX D

LEGAL PROCEEDINGS

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as “market timing” and “late trading.” On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General (“NYAG”). On January 18, 2007, the Commission approved a settlement with Alger Management and Alger Inc.  As part of the settlements with the NYAG and the Commission, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the funds that the settlement payment is not expected to adversely affect the operations of Alger Management, Alger Inc. or their affiliates, or adversely affect their ability to continue to provide services to the funds.

On August 31, 2005, the West Virginia Securities Commissioner (the “WVSC”), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the “WVUSA”), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order.  The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders.  Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management including the Fund and the Trust (the “Alger Mutual Funds”), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders.  These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases–a Consolidated Amended Fund Derivative Complaint (the “Derivative Complaint”) and two substantially identical Consolidated Amended Class Action Complaints (together, the “Class Action Complaint”)–were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint (which was later amended a second time) alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the Alger Mutual Fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the 1940 Act and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the Alger Mutual Funds named as defendants, including the Fund and the Trust, and the current and former Alger Mutual Fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 34(b) of the 1940 Act, (ii) breach of contract by the Alger Mutual Funds named as defendants, and (iii) unjust enrichment of the defendants.

D-1

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

In subsequent orders, all remaining claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under Section 36(b) of the 1940 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc. Discovery with respect to the remaining claims is proceeding.

The class and derivative suits have been settled in principle, but such settlement is subject to court approval.

D-2

CASTLE CONVERTIBLE FUND, INC.
PROXY
SPECIAL MEETING OF SHAREHOLDERS OCTOBER 22, 2008

The undersigned shareholder of Castle Convertible Fund, Inc. hereby appoints Daniel C. Chung and Stephen E. O’Neil, and each of them, the attorneys and proxies of the undersigned, with power of substitution, to vote, as indicated herein, all of the shares of common stock of Castle Convertible Fund, Inc. standing in the name of the undersigned at the close of business on September 2, 2008, at the Special Meeting of Shareholders of the Fund to be held at the offices of Fred Alger Management, Inc., 111 Fifth Avenue, 3rd Floor, New York, New York 10003 at 1:00 P.M. on October 22, 2008, and at all adjournments or postponements thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposals, as more fully described in the Proxy Statement of the meeting, and to vote and act, in such proxy holder’s discretion, on any other matter which may properly come before the meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS AND WILL BE VOTED IN ACCORDANCE WITH INSTRUCTIONS GIVEN BY THE SHAREHOLDERS, BUT IF NO INSTRUCTIONS ARE GIVEN IT WILL BE VOTED FOR THE PROPOSALS LISTED.

(Continued and to be signed on the reverse side)

PLEASE MARK BOXES [SOLID SQUARE BULLET] OR ☒ IN BLUE OR BLACK INK.

☐           ☐           ☐

1.  To approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Fund, in exchange for the corresponding Acquiring Fund’s Class A shares, having an aggregate net asset value equal to the value of the Fund’s assets and the assumption by the Acquiring Fund of the Fund’s stated liabilities, and (ii) the dissolution of the Fund (the “Reorganization”).

Class A shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A shareholders, respectively, after which the Fund will cease operations and dissolve.

For ☐	Against ☐	Abstain ☐

2. ELECTION OF DIRECTORS	FOR all nominees listed below (except as marked to the contrary below) ☐	WITHHOLD AUTHORITY to vote for all nominees listed bellow ☐

INSTRUCTIONS:  To withhold authority to vote for any individual nominee strike a line through the nominee’s name in the list below.

Hilary M. Alger, Charles F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr., Stephen E. O’Neil, David Rosenberg, Nathan E. Saint-Amand

3.   To consider and act upon such other matters as may properly come before the meeting or any adjournment or postponement thereof.

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD

PROMPTLY.  Signature(s) should be exactly as name or names appear on this proxy.  If stock is held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Signature(s)	Signature(s)

Dated	Social Security or
Tax Identification Number

THIS PROXY, WHEN DATED AND SIGNED, SHOULD BE

MAILED PROMPTLY TO D.F. KING & CO., INC.,

48 WALL STREET, NEW YORK, NY 10005. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES IN THE ENCLOSED ENVELOPE.

SUBJECT TO COMPLETION, AUGUST 27, 2008

STATEMENT OF ADDITIONAL INFORMATION

September 12, 2008

Acquisition of the Assets of

CASTLE CONVERTIBLE FUND, INC.

111 Fifth Avenue
New York, New York 10003

212-806-8800

By and in Exchange for Shares of

ALGER CONVERTIBLE FUND
(a series of The Alger Funds)

111 Fifth Avenue
New York, New York 10003

212-806-8800

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the combined Prospectus/Proxy Statement dated September 12, 2008 relating specifically to the proposed transfer of all of the assets and liabilities of Castle Convertible Fund, Inc. (the “Fund”), in exchange for Class A shares of the Alger Convertible Fund, a series of The Alger Funds (the “Trust”):

The transfer is to occur pursuant to a Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Trust’s Statement of Additional Information dated March 1, 2008.

2.	The financial statements of the Fund as included in the Fund’s Annual Report for the fiscal year ended October 31, 2007.

The Prospectus/Proxy Statement dated September 12, 2008, is available upon request and without charge by writing to Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003, or by calling (212) 806-8800.

DOCUMENTS INCORPORATED BY REFERENCE

The Trust’s Statement of Additional Information dated March 1, 2008, is incorporated herein by reference to the Trust’s Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A, filed on February 20, 2008 (File No. 33-4959).

The financial statements of the Fund are incorporated herein by reference to its Annual Report for the fiscal year ended October 31, 2007, filed December 28, 2007.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), filed on June 20, 2008.

Item 16	Exhibits.

(1)(a)	Agreement and Declaration of Trust. (1)

(1)(b)	Certificates of Amendment to the Declaration of Trust. (1), (2), (3), (4), (5), (8), (9), (10) and (11)

(1)(c)	Certificate of Designation. (1)

(2)	Amended and Restated By-Laws. (6)

(3)	Not Applicable

(4)	Plan of Reorganization*

(5)	Reference is made to Exhibits (1) and (2) hereof

(6)	Investment Advisory Agreement. (8)

(7)(a)	Distribution Agreement. (1)

(7)(b)	Form of Amendment to Distribution Agreement. (1)

(7)(c)	Amendment to Distribution Agreement. (9)

(8)	Not Applicable

(9)(a)	Custodian Contract between Registrant and Brown Brothers Harriman & Co. (11)

(10)(a)	Plan of Distribution. (1)

(10)(b)	Form of Plan of Distribution for Class C Shares. (1)

(10)(c)	Class A Distribution Plan. (8)

(10)(d)	Rule 18f-3 Plan. (7)

(11)	Opinion of Counsel (12)

(12)	Opinion and consent of counsel regarding tax matters (12)

(13)(a)	Transfer Agency and Service Agreement (6)

(13)(b)	Shareholder Administrative Services Agreement (6)

(14)	Consent of Independent Registered Public Accounting Firm*

(15)	Not Applicable

(16)	Power of Attorney

(17)(a)	Form of Proxy*

(17)(b)	Registrant’s Prospectus and Statement of Additional Information dated March 1, 2007, as revised and supplemented to date, are incorporated by reference to the Registration Statement.

*	Filed herein.

**	To be filed by Post-Effective Amendment.

1.	Incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on June 2, 1997.
2.	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed with the SEC on December 20, 1996.
3.	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement filed with the SEC on September 29, 2000.
4.	Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed with the SEC on May 8, 2002.
5.	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed with the SEC on February 27, 2004.
6.	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed with the SEC on February 18, 2005.
7.	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed with the SEC on November 27, 2006.
8.	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed with the SEC on February 26, 2007.
9.	Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement filed with the SEC on August 1, 2007.
10.	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement filed with the SEC on February 20, 2008.
11.	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement filed with the SEC on June 20, 2008.

12.	Incorporated by reference to the Registration Statement filed in accordance to Form N-14 with the SEC on August 8, 2008.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 27th day of August, 2008.

THE ALGER FUNDS

By:	*
Daniel C. Chung, Chief Executive Officer

Attest:	/s/ Hal Liebes
Hal Liebes, Secretary

*	President	August 27, 2008
Daniel C. Chung

/s/ Michael D. Martins	Treasurer (Chief Financial and	August 27, 2008
Michael D. Martins	Accounting Officer)

*	Trustee	August 27, 2008
Hilary M. Alger

*	Trustee	August 27, 2008
Charles F. Baird, Jr.

*	Trustee	August 27, 2008
Roger P. Cheever

*	Trustee	August 27, 2008
Lester L. Colbert, Jr.

*	Trustee	August 27, 2008
Nathan E. Saint-Amand

*	Trustee	August 27, 2008
Stephen E. O’Neil

*	Trustee	August 27, 2008
David Rosenberg

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-In-Fact